As filed with the Securities and Exchange Commission on November 20, 2019

File No.: 333-

File No.: 811-05186

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

(Check appropriate box or boxes)

Advanced Series Trust

(Exact Name of Registrant as Specified in Charter)

(203) 926-1888

(Area Code and Telephone Number)

655 Broad Street

Newark, New Jersey 07102

Address of Principal Executive Offices:

(Number, Street, City, State, Zip Code)

Andrew R. French

Secretary, Advanced Series Trust

655 Broad Street

Newark, New Jersey 07102

Name and Address of Agent for Service:

(Number and Street) (City) (State) (Zip Code)

Copies to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

1900 N Street, NW

Washington, DC 20036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of AST Prudential Flexible Multi-Strategy Portfolio of Advanced Series Trust.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Advanced Series Trust
655 Broad Street
Newark, New Jersey 07102
Telephone 888-778-2888

December [   ], 2019

Dear Contract Owner,

As a contract owner who beneficially owns shares of the AST Franklin Templeton K2 Global Absolute Return Portfolio (the “Target Portfolio”) of the Advanced Series Trust (the “Trust” or “AST”), you are cordially invited to a Special Meeting of Shareholders (the “Meeting”) of the Target Portfolio to be held at the offices of the Trust, 655 Broad Street, Newark, New Jersey 07102, on February 25, 2020, at 11:00 a.m. Eastern Time.

The Meeting is very important to the future of the Target Portfolio. At the Meeting, the shareholders of the Target Portfolio will be asked to approve or disapprove a Plan of Reorganization of the Target Portfolio (the “Plan”). As more fully explained in the attached Prospectus/Proxy Statement, the Plan provides for the transfer of all of the Target Portfolio’s assets to the AST Prudential Flexible Multi-Strategy Portfolio (the “Acquiring Portfolio”) of the Trust in exchange for (i) the Acquiring Portfolio’s assumption of all of the Target Portfolio’s liabilities, and (ii) the Acquiring Portfolio’s issuance to the Target Portfolio of shares of beneficial interest in the Acquiring Portfolio (the “Reorganization”). The fund resulting from the Reorganization is referred to herein as the “Combined Portfolio.”

If the Plan is approved and the Reorganization completed, you will beneficially own shares of the Acquiring Portfolio, rather than shares of the Target Portfolio. It is expected that the Reorganization, if approved, would be completed on or about April 27, 2020.

The Board of Trustees of the Trust (the “Board”) has approved the Reorganization and recommends that you vote “FOR” the proposal. Although the Board has determined that the proposal is in your best interest, the final decision is yours. The Reorganization is expected to benefit shareholders for several reasons, including that:

•                  The Combined Portfolio will be larger than the Target Portfolio;

•                  The contractual and effective investment management fee rates of the Combined Portfolio, taking into account the contractual management fee reduction for the Acquiring Portfolio, are the same as those of the Target Portfolio;

•                  The total net expense ratio of the Combined Portfolio, taking into account the contractual management fee and expense limitation reductions for the Acquiring Portfolio, is lower than that of the Target Portfolio, and, assuming that the Reorganization had been in effect for the one-year period ended June 30, 2019, and also taking into account the contractual management fee and expense limitation reductions for the Acquiring Portfolio, the pro forma annualized total net expense ratio for the Combined Portfolio is lower than the estimated annualized total net expense ratio for the Target Portfolio;

•                  The average annual total returns of the Acquiring Portfolio for the one-, three- and five- year periods ended August 31, 2019, are higher than those of the Target Portfolio; and

•                  The investment objectives and principal investment strategies of the Target Portfolio and the Acquiring Portfolio are similar.

The following pages include important information on the proposed Reorganization in a question and answer format. The pages that follow include the full Prospectus/Proxy Statement with detailed information regarding the Reorganization. Please read the full document, including the detailed description of the factors considered by the Board.

Your vote is important no matter how large or small your investment. We urge you to read the attached Prospectus/Proxy Statement thoroughly and to indicate your voting instructions on the enclosed voting instruction card, date and sign it, and return it promptly in the envelope provided. Alternatively, you may submit your vote by telephone by calling toll-free 800-690-6903 or you may vote over the Internet by going to www.proxyvote.com. Your voting instructions must be received by the Trust prior to February 25, 2020. The Target Portfolio shares that you beneficially own will be voted in accordance with the most current instructions received from you. All shares of the Target Portfolio, including Target Portfolio shares owned by a participating insurance company in its general account or otherwise, for which instructions are not received from contract owners will be voted by the participating insurance companies in the same proportion as the votes actually cast by contract owners regarding the Reorganization.

By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

For any questions or concerns you may have regarding the proposed Reorganization, please call 1-800-752-6342 between the hours of 8:00 a.m. and 7:00 p.m. Eastern Time Monday-Thursday, and 8:00 a.m. and 6:00 p.m. Eastern Time on Fridays.

Sincerely,

Timothy Cronin
President
Advanced Series Trust

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND AND VOTE ON THE PROPOSAL

Please read the attached Prospectus/Proxy Statement for a complete description of the proposal. However, as a quick reference, the following questions and answers provide a brief overview of the proposal.

Q1. WHY AM I RECEIVING THIS PROXY STATEMENT?

A. You have received these proxy materials and are being asked to provide voting instructions to your insurance company on the proposal because you are the beneficial owner of shares of the AST Franklin Templeton K2 Global Absolute Return Portfolio (the “Target Portfolio”), which is a series of the Advanced Series Trust (the “Trust” or “AST”). The Target Portfolio is seeking shareholder consideration and approval of an important proposal.

Q2. WHAT PROPOSAL AM I BEING ASKED TO VOTE ON?

A. The purpose of the proxy is to ask you to vote on the reorganization (the “Reorganization”) of the Target Portfolio into the AST Prudential Flexible Multi-Strategy Portfolio (the “Acquiring Portfolio”), which is a series of the Trust. The proposal is recommended by PGIM Investments LLC (“PGIM Investments”), which serves as the investment manager of both the Target Portfolio and the Acquiring Portfolio and has been approved by the Board of the Trust. The fund resulting from the Reorganization is referred to herein as the “Combined Portfolio.”

Q3. HOW WILL THE PROPOSAL IMPACT FEES AND EXPENSES?

A. If the proposal is approved, it is expected that the total net expense ratio for the Combined Portfolio will be lower than the total net expense ratio of the Target Portfolio, meaning that shareholders of the Target Portfolio will receive a reduction in the operating expenses that they pay. As a result, it is expected that Target Portfolio shareholders would benefit from decreased expenses of approximately $305,000 annually. Please read the attached Prospectus/Proxy Statement for a complete description of the fees and expenses.

Q4. HOW WILL THE REORGANIZATION BENEFIT SHAREHOLDERS?

A. The Reorganization is expected to benefit Target Portfolio shareholders for a number of reasons, including:

•                  The Combined Portfolio will be larger than the Target Portfolio;

•                  The contractual and effective investment management fee rates of the Combined Portfolio, taking into account the contractual management fee reduction for the Acquiring Portfolio, are the same as those of the Target Portfolio;

•                  The total net expense ratio of the Combined Portfolio, taking into account the contractual management fee and expense limitation reductions for the Acquiring Portfolio, is lower than that of the Target Portfolio, and, assuming that the Reorganization had been in effect for the one-year period ended June 30, 2019, and also taking into account the contractual management fee and expense limitation reductions for the Acquiring Portfolio, the pro forma annualized total net expense ratio for the Combined Portfolio is lower than the estimated annualized total net expense ratio for the Target Portfolio;

•                  The average annual total returns of the Acquiring Portfolio for the one-, three- and five- year periods ended August 31, 2019, are higher than those of the Target Portfolio; and

•                  The investment objectives and principal investment strategies of the Target Portfolio and the Acquiring Portfolio are similar.

Please read pages [   ]-[   ] of the attached Prospectus/Proxy Statement for a complete description of each of the factors the Board considered.

Q5. WHAT WILL HAPPEN TO THE TARGET PORTFOLIO’S CURRENT INVESTMENTS?

A. The Combined Portfolio will be subadvised by the Acquiring Portfolio’s subadviser and will be managed in accordance with the Acquiring Portfolio’s investment objective, strategies and policies. The extent to which the securities of the Target Portfolio will be maintained by the Acquiring Portfolio will be determined consistent with the Acquiring Portfolio’s investment objective, strategies and policies.

Q6. HAS THE BOARD OF TRUSTEES OF THE TRUST APPROVED THE PROPOSAL?

A. Yes. The Board of Trustees of the Trust (the “Board”) has approved the proposal and unanimously recommends that you vote in favor of the proposal. See pages [   ]-[   ]of the attached Prospectus/Proxy Statement for the complete list of factors considered by the Board in making its recommendation.

Q7. WHO IS PAYING FOR THE COSTS OF THIS PROXY STATEMENT?

A. All costs incurred in entering into and carrying out the terms and conditions of the Reorganization, regardless of whether approved by shareholders, including (without limitation) outside legal counsel and independent registered public accounting firm costs and costs incurred in connection with the printing and mailing for this prospectus and proxy statement and related materials, will be paid by Prudential Annuities Distributors, Inc. or its affiliates under the Target Portfolio’s and Acquiring Portfolio’s Rule 12b-1 plan. Transaction costs, including brokerage commissions, will be paid by the transacting portfolio.

Q8. HOW MANY VOTES AM I ENTITLED TO SUBMIT?

A. The record date is December 6, 2019. As a contract owner, you are entitled to give your voting instructions equivalent to one vote for each full share and a fractional vote for each fractional share related to your indirect investment in the Target Portfolio as of the record date.

Q9. WHEN WILL THE SHAREHOLDER MEETING TAKE PLACE?

A. The shareholder meeting (the “Meeting”) is scheduled to take place on February 25, 2020, at 11:00 a.m. Eastern Time.

Q10. HOW DO I VOTE?

A. Your vote is very important. You can vote in the following ways:

•                  Attending the Meeting to be held at the offices of the Trust, 655 Broad Street, Newark, New Jersey 07102, and submitting your voting instructions;

•                  Completing and signing the enclosed voting instruction card, and mailing it in the enclosed postage paid envelope. Voting instruction cards must be received by the day before the Meeting;

•                  Calling toll-free 800-690-6903 and following the instructions. Voting instructions submitted by telephone must be submitted by 11:59 p.m., Eastern Time on the day before the Meeting; or

•                  Online at www.proxyvote.com and following the instructions. Voting instructions submitted over the Internet must be submitted by 11:59 p.m. Eastern Time on the day before the Meeting.

Q11. HOW CAN I CHANGE MY VOTING INSTRUCTIONS?

A. Previously submitted voting instructions may be revoked or changed by any of the voting methods described above, subject to the voting deadlines also discussed above.

Q12. WHEN WILL THE PROPOSED REORGANIZATION TAKE PLACE?

A. If approved, the proposed Reorganization is currently expected to go into effect on or about April 27, 2020.

Q13. CAN THE PROXY STATEMENT BE VIEWED ONLINE?

A. Yes. The proxy statement can be viewed at www.prudential.com/variableinsuranceportfolios.

Q14. WHAT IF I HAVE QUESTIONS ON THE PROPOSED REORGANIZATION?

A. If you require assistance or have any questions regarding the proxy statement, please call 1-800-752-6342 between the hours of 8:00 a.m. and 7:00 p.m. Eastern Time, Monday-Thursday, or between 8:00 a.m. and 6:00 p.m. Eastern Time on Fridays.

Q15. WILL SHAREHOLDERS BE ALLOWED TO TRANSFER OUT OF THE TARGET PORTFOLIO WITHOUT PENALTY AND WITHOUT BEING REQUIRED TO USE ONE OF THEIR ALLOTTED TRANSFERS?

A. Yes. Shareholders will be allowed one free transfer out of the Target Portfolio during the period within sixty (60) days of the effective date of the Reorganization (i.e., within 60 days before to 60 days after the effective date of the Reorganization).

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO
A SERIES OF THE ADVANCED SERIES TRUST

655 Broad Street
Newark, New Jersey 07102

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON FEBRUARY 25, 2020

To the Shareholders of the AST Franklin Templeton K2 Global Absolute Return Portfolio, a series of the Advanced Series Trust:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of the AST Franklin Templeton K2 Global Absolute Return Portfolio (the “Target Portfolio”), a series of the Advanced Series Trust (the “Trust” or “AST”), will be held at the offices of the Trust, 655 Broad Street, Newark, New Jersey 07102, on February 25, 2020, at 11:00 a.m. Eastern Time.

The purposes of the Meeting are as follows:

I.  To approve a Plan of Reorganization of the Trust on behalf of the Target Portfolio (the “Plan”) and on behalf of the AST Prudential Flexible Multi-Strategy Portfolio (the “Acquiring Portfolio”), a series of the Trust.

As described in more detail below, the Plan provides for the transfer of all of the Target Portfolio’s assets to the Acquiring Portfolio in exchange for (i) the Acquiring Portfolio’s assumption of all of the Target Portfolio’s liabilities, and (ii) the Acquiring Portfolio’s issuance to the Target Portfolio of shares of beneficial interest in the Acquiring Portfolio (the “Acquiring Portfolio Shares”). The Acquiring Portfolio Shares received by the Target Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the Target Portfolio shares that are outstanding immediately prior to the reorganization transaction. As a result of the Reorganization, the Target Portfolio will be completely liquidated and Contract owners will beneficially own shares of the Acquiring Portfolio having an aggregate value equal to their Target Portfolio shares. A vote in favor of the Plan by the shareholders of the Target Portfolio will constitute a vote in favor of the liquidation of the Target Portfolio and the termination of the Target Portfolio as a separate series of the Trust. The Board of Trustees of the Trust (the “Board”) unanimously recommends that you vote in favor of the proposal.

II.  To transact such other business as may properly come before the Meeting or any adjournment thereof.

A copy of the Plan is attached as Exhibit A to the Prospectus/Proxy Statement.

The acquisition of the assets of the Target Portfolio by the Acquiring Portfolio in exchange for the Acquiring Portfolio’s assumption of all of the liabilities of the Target Portfolio by the Acquiring Portfolio and the issuance of Acquiring Portfolio Shares to the Target Portfolio and its shareholders is referred to herein as the “Reorganization.” If shareholders of the Target Portfolio approve the Plan and the Reorganization is consummated, they will become shareholders of the Acquiring Portfolio.

The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this notice. The Board has fixed the close of business on December 6, 2019, as the record date for determining shareholders entitled to notice of, and to vote at, the Meeting, or any adjournment thereof, and only holders of record of shares of the Target Portfolio at the close of business on that date are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Each full share of the Target Portfolio is entitled to one vote on the proposal and each fractional share of the Target Portfolio is entitled to a corresponding fractional vote on the proposal.

You are cordially invited to attend the Meeting. If you do not expect to attend the Meeting, you are requested to complete, date and sign the enclosed voting instruction card relating to the Meeting and return it promptly in the envelope provided for that purpose. Alternatively, you may vote by telephone or over the Internet as described in the Prospectus/Proxy Statement attached to this notice. The enclosed voting instruction card is being solicited on behalf of the Board.

YOUR VOTE IS IMPORTANT, NO MATTER HOW LARGE OR SMALL YOUR INVESTMENT MAY BE. IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER SOLICITATION, WE URGE YOU TO INDICATE VOTING INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION CARD, DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED. ALTERNATIVELY, YOU MAY VOTE BY TELEPHONE BY CALLING 800-690-6903 AND FOLLOWING THE INSTRUCTIONS. YOU MAY ALSO VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM. YOU MAY REVOKE YOUR VOTING INSTRUCTIONS AT ANY TIME PRIOR TO THE MEETING. THEREFORE, BY APPEARING AT THE MEETING, AND REQUESTING REVOCATION PRIOR TO THE VOTING, YOU MAY REVOKE THE VOTING INSTRUCTION CARD AND YOU CAN THEN VOTE IN PERSON.

By order of the Board of Trustees of the Advanced Series Trust.

Andrew French
Secretary
Advanced Series Trust

The information in this Prospectus/Proxy Statement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus/Proxy Statement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS/PROXY STATEMENT DATED NOVEMBER 20, 2019

PROXY STATEMENT
for
AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO
A SERIES OF THE ADVANCED SERIES TRUST
and
PROSPECTUS
for
AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO
A SERIES OF ADVANCED SERIES TRUST

Dated December [   ], 2019

655 Broad Street
Newark, New Jersey 07102

Reorganization of AST Franklin Templeton K2 Global Absolute Return Portfolio
into AST Prudential Flexible Multi-Strategy Portfolio

This Prospectus/Proxy Statement is furnished in connection with the Special Meeting of Shareholders (the “Meeting”) of the AST Franklin Templeton K2 Global Absolute Return Portfolio (the “Target Portfolio”), a series of Advanced Series Trust (the “Trust” or “AST”). At the Meeting, you will be asked to consider and approve a Plan of Reorganization of the Trust (the “Plan”) that provides for the reorganization of the Target Portfolio into the AST Prudential Flexible Multi-Strategy Portfolio (the “Acquiring Portfolio,” and together with the Target Portfolio, the “Portfolios”), a series of the Trust.

As described in more detail below, the Plan provides for the transfer of the Target Portfolio’s assets to the Acquiring Portfolio in exchange for (i) the Acquiring Portfolio’s assumption of the Target Portfolio’s liabilities, and (ii) the Acquiring Portfolio’s issuance to the Target Portfolio of shares of beneficial interest in the Acquiring Portfolio (the “Acquiring Portfolio Shares”). The Acquiring Portfolio Shares received by the Target Portfolio in a reorganization transaction will have an aggregate net asset value that is equal to the aggregate net asset value of the Target Portfolio shares that are outstanding immediately prior to such reorganization transaction. As a result of the Reorganization, the Target Portfolio will be completely liquidated and Contract owners will beneficially own shares of the Acquiring Portfolio having an aggregate value equal to their Target Portfolio shares. A vote in favor of the Plan by the shareholders of the Target Portfolio will constitute a vote in favor of the liquidation of the Target Portfolio and the termination of the Target Portfolio as a separate series of the Trust.

The acquisition of assets of the Target Portfolio by the Acquiring Portfolio, assumption of liabilities of the Target Portfolio by the Acquiring Portfolio, and issuance of the Acquiring Portfolio Shares by the Acquiring Portfolio to the Target Portfolio and its shareholders is referred to herein as the “Reorganization.” If the shareholders of the Target Portfolio approve the Plan and the Reorganization is consummated, they will become shareholders of the Acquiring Portfolio.

The Meeting will be held at the offices of the Trust, 655 Broad Street, Newark, New Jersey 07102, on February 25, 2020, at 11:00 a.m. Eastern Time. The Board of Trustees of the Trust (the “Board”) is soliciting these voting instructions on behalf of the Target Portfolio and has fixed the close of business on December 6, 2019 (the “Record Date”), as the record date for determining Target Portfolio shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Only holders of record shares of the Target Portfolio at the close of business on the Record Date are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. This Prospectus/Proxy Statement is first being sent to Contract owners on or about January 15, 2020.

The Target Portfolio and the Acquiring Portfolio both serve as underlying mutual funds for variable annuity contracts and variable life insurance policies (the “Contracts”) issued by life insurance companies (“Participating Insurance Companies”). Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund. Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in the Target Portfolio through the Contracts and should consider themselves shareholders of the Target Portfolio for purposes of this Prospectus/Proxy Statement. Each Participating Insurance Company is required to offer Contract owners the opportunity to instruct it, as owner of record of shares held in the Target Portfolio by its separate or general accounts, how it should vote on the Plan at the Meeting and at any adjournments thereof.

This Prospectus/Proxy Statement gives the information about the Reorganization and the issuance of the Acquiring Portfolio Shares that you should know before investing or voting on the Plan. You should read it carefully and retain it for future reference. A copy of this Prospectus/Proxy Statement is available on the internet at www.prudential.com/variableinsuranceportfolios. Additional information about the Acquiring Portfolio has been filed with the Securities and Exchange Commission (the “SEC”), including:

•   The Summary Prospectus of the Trust relating to the Acquiring Portfolio under file number 033-24962, dated April 29, 2019, which is incorporated herein by reference and is included with, and considered to be a part of, this Prospectus/Proxy Statement.

You may request a free copy of a Statement of Additional Information, dated April 29, 2019 (the “SAI”), relating to the Reorganization or other documents relating to the Trust and the Acquiring Portfolio without charge by calling 800-778-2255 or by writing to the Trust at 655 Broad Street, Newark, New Jersey 07102. The SAI is incorporated herein by reference. The SEC maintains a website (www.sec.gov) that contains the SAI and other information relating to the Target Portfolio, the Acquiring Portfolio, and the Trust that has been filed with the SEC.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

PROSPECTUS/PROXY STATEMENT

Page
11	Summary
14	Information About the Reorganization
16	Comparison of Target Portfolio and Acquiring Portfolio
25	Management of the Portfolios
31	Voting Information
32	Additional Information About the Target Portfolio and the Acquiring Portfolio
32	Principal Holders of Shares
32	Financial Highlights
A-1	Exhibit A: Plan of Reorganization
B-1	Exhibit B: Advanced Series Trust Summary Prospectus Relating to the AST Prudential Flexible Multi-Strategy Portfolio dated April 29, 2019

SUMMARY

This section is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (Exhibit A) and the Prospectus for the Acquiring Portfolio (Exhibit B).

As explained in more detail below, you are being asked to consider and approve the Plan with respect to the Target Portfolio for which you are a beneficial shareholder. Shareholder approval of the Plan and consummation of the Reorganization will have the effect of reorganizing the Target Portfolio into the Acquiring Portfolio, resulting in a single mutual fund.

As further explained in “Management of the Target Portfolio and the Acquiring Portfolio,” PGIM Investments LLC (“PGIM Investments” or the “Manager”) serves as investment manager to the Target Portfolio and the Acquiring Portfolio. The fund resulting from the Reorganization is referred to herein as the “Combined Portfolio.”

Both the Target Portfolio and the Acquiring Portfolio are managed under a manager-of-managers structure, which means that the Manager has engaged each subadviser listed below to conduct the investment program of the relevant Portfolio, including the purchase, retention, and sale of portfolio securities and other financial instruments.

Portfolio	Subadvisers
AST Franklin Templeton K2 Global Absolute Return Portfolio

K2/D&S Management Co., L.L.C. (“K2”); Templeton Global Advisers Limited (“Templeton Global”); and Franklin Advisers, Inc. (“Franklin Advisers,” and collectively, the “Franklin Templeton/K2 Subadvisers”)

AST Prudential Flexible Multi-Strategy Portfolio	QMA LLC (“QMA”); Jennison Associates LLC (“Jennison”); and PGIM Fixed Income (“PGIM FI”), a business unit of PGIM, Inc.*

* PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the Acquiring Portfolio pursuant to a sub-subadvisory agreement with PGIM, Inc. PGIM Limited provides investment advisory services with respect to securities in certain foreign markets. The fee for PGIM Limited’s services is paid by PGIM, Inc., not the Acquiring Portfolio or the Manager.

Comparison of Investment Objectives and Principal Investment Strategies of the Portfolios

The investment objectives of the Target Portfolio and Acquiring Portfolio are similar. The investment objective of the Target Portfolio is to seek capital appreciation with reduced market correlation. The investment objective of the Acquiring Portfolio is to seek to provide capital appreciation. The investment objectives of the Target Portfolio and the Acquiring Portfolio are non-fundamental, meaning that they can be changed by the Board without shareholder approval.

The Portfolios also have similar principal investment strategies. Both the Acquiring Portfolio and the Target Portfolio utilize flexible global strategies, which may include investments, without constraints, in equity and fixed income securities, as well as in other pooled investment vehicles and exchange-traded funds (“ETFs”). The Target Portfolio includes a hedge fund replication strategy and a risk premia strategy. In addition, both the Target Portfolio and the Acquiring Portfolio are diversified under the Investment Company Act of 1940 (the “1940 Act”). Assuming completion of the Reorganization, it is expected that the Combined Portfolio will be managed by the Acquiring Portfolio’s subadvisers — QMA, Jennison and PGIM FI — according to the investment objective and principal investment strategies of the Acquiring Portfolio.

Principal Risks of the Portfolios

The principal risks associated with the Acquiring Portfolio are similar to those of the Target Portfolio, as both Portfolios are subject to asset allocation risk, asset-backed and/or mortgage-backed securities risk, derivatives risk, emerging markets risk, equity securities risk, ETF risk, expense risk, fixed income securities risk, foreign investment risk, fund of funds risk, high yield risk, investment style risk, market and management risk, market capitalization risk, real estate risk and regulatory risk. In addition, the Target Portfolio, but not the Acquiring Portfolio, is subject to futures and forward contracts risk, leverage risk and liquidity and valuation risk as principal risks. The Acquiring Portfolio, but not the Target Portfolio, is subject to asset transfer program risk, economic and market events risk, master limited partnership (“MLP”) risk, quantitative model risk and short sale risk. Detailed descriptions of the principal risks associated with the Target Portfolio and the Acquiring Portfolio are set forth in (i) this Prospectus/Proxy Statement under the caption “Comparison of the Target Portfolio and the Acquiring Portfolio—Principal Risks of the Portfolios;” and (ii) the prospectus for the Acquiring Portfolio attached as Exhibit B to this Prospectus/Proxy Statement.

There is no guarantee that shares of the Combined Portfolio will not lose value. This means that the value of the Combined Portfolio’s investments, and therefore, the value of the Combined Portfolio’s shares, may fluctuate.

Comparison of Investment Management Fees and Total Fund Operating Expenses

The contractual and current effective investment management fee rates for the Acquiring Portfolio, taking into account the contractual management fee reduction for the Acquiring Portfolio, are equal to those of the Target Portfolio. However, the total net expense ratio of the Combined Portfolio, taking into account the contractual management fee and expense limitation reductions, is expected to be lower than that of the Target Portfolio after the Reorganization.

Contractual investment management fees are the management fees paid to the Manager and do not reflect any waivers or reimbursements. Effective investment management fees are the management fees paid to the Manager that take into account any applicable waiver or reimbursement. Additionally, assuming completion of the Reorganization on June 30, 2019, based on assets under management for each of the Portfolios on that date, and taking into account the reduced contractual management fee of the Acquiring Portfolio, the pro forma annualized total net expense ratio of the Combined Portfolio is lower than the annualized total net expense ratio of the Target Portfolio, and is expected to continue to be lower following completion of the Reorganization. This means that Target Portfolio shareholders will benefit from a reduced total net expense ratio.

The following table describes the fees and expenses that owners of certain annuity contracts and variable life insurance policies (the “Contracts”) may pay if they invest in the Target Portfolio, as well as the projected fees and expenses of the Acquiring Portfolio after the Reorganization. The following table does not reflect any Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth below. The Contract charges will not change as a result of the Reorganization. See your Contract prospectus for more information about Contract charges.

Shareholder Fees
(fees paid directly from your investment)

	Target Portfolio		Acquiring Portfolio		Combined Portfolio (Pro Forma Surviving)
Maximum sales charge (load) imposed on purchases	NA	*	NA	*	NA	*
Maximum deferred sales charge (load)	NA	*	NA	*	NA	*
Maximum sales charge (load) imposed on reinvested dividends	NA	*	NA	*	NA	*
Redemption Fee	NA	*	NA	*	NA	*
Exchange Fee	NA	*	NA	*	NA	*

*  Because shares of both the Target Portfolio and the Acquiring Portfolio are purchased through the Contracts, the relevant Contract prospectus should be carefully reviewed for information on the charges and expenses of the Contract. This table does not reflect any such charges; and the expenses shown would be higher if such charges were reflected.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

	Target Portfolio		Acquiring Portfolio		Combined Portfolio (Pro Forma Surviving)
Management Fees	0.78%		0.98	%*	0.78	%*
Distribution and/or Service Fees (12b-1 Fees)	0.25%		0.25%		0.25%
Other Expenses	0.91%		0.31%		0.25%
Acquired Fund Fees and Expenses	0.12%		0.70%		0.70%
Total Annual Portfolio Operating Expenses	2.06%		2.24%		1.98%
Fee Waiver and/or Expense Reimbursement	(0.89	)%(1)	(0.76	)%(2)	(0.83	)%(3)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.17%		1.48%		1.15%

(1)  The Manager has contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser. The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Target Portfolio so that the Target Portfolio’s investment management fee (after management fee waiver) plus other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser) (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Target Portfolio expenses such as dividend and interest expense and broker charges on short sales, and any other acquired fund fees and expenses not mentioned above) do not exceed 1.170% of the Target Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

(2)  The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Acquiring Portfolio so that the Acquiring Portfolio’s investment management fee plus other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust) (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Acquiring Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.480% of the Acquiring Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees. Effective January 1, 2020, the expense limitation will be reduced to 1.150% (i.e., to equal the expense limitation for the Combined Portfolio as set forth in the following note).

(3) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Combined Portfolio so that the Combined Portfolio’s investment management fee plus other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust) (exclusive, in all cases of, interest brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Combined Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.150% of the Combined Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

* At Board meetings held on November 12-13, 2019, the Board approved an amendment to the management agreement between the Manager and the Acquiring Portfolio to reflect a reduction in the contractual management fee rates for the Acquiring Portfolio, effective as of the date of the Reorganization (which is expected to be on or about April 27, 2020), to make such fee rates equal with those of the Target Portfolio.

Expense Examples

The examples assume that you invest $10,000 in each of the Portfolios for the time periods indicated. The examples also assume that your investment has a 5% return each year, that each Portfolio’s total operating expenses remain the same, and include the contractual expense cap only for the one-year period for the Target Portfolio, the Acquiring Portfolio and the Combined Portfolio (Pro Forma Surviving). These examples do not reflect any charges or expenses for the Contracts. The expenses shown below would be higher if these charges or expenses were included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Target Portfolio(1)	$119	$560	$1,026	$2,319
Acquiring Portfolio(1)	$151	$627	$1,131	$2,516
Combined Portfolio (Pro Forma Surviving)(1)(2)	$117	$541	$991	$2,239

(1)  Based on total annual operating expense ratios reflected in the summary section of this Prospectus/Proxy Statement entitled “Annual Portfolio Operating Expenses.”

(2)  Reflects a reduced contractual management fee rate for the Combined Portfolio.

Portfolio Turnover

The Portfolios pay transaction costs, such as commissions, when each buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect a portfolio’s performance. During the most recent fiscal year ended December 31, the Target Portfolio’s turnover rate was 28% of the average value of its portfolio, and the Acquiring Portfolio’s turnover rate was 27% of the average value of its portfolio.

Reorganization Details and Reasons for the Reorganization

Assuming completion of the Reorganization, shareholders of the Target Portfolio will have their shares exchanged for shares of the Acquiring Portfolio of equal dollar value based upon the value of the shares at the time the Target Portfolio’s assets are transferred to the Acquiring Portfolio and the Target Portfolio’s liabilities are assumed by the Acquiring Portfolio. After the transfer of assets, assumption of liabilities, and exchange of shares have been completed, the Target Portfolio will be liquidated and dissolved. As a result of the Reorganization, you will cease to be a beneficial shareholder of the Target Portfolio and will become a beneficial shareholder of the Acquiring Portfolio.

Both the Target Portfolio and the Acquiring Portfolio serve as underlying mutual funds for the Contracts issued by “Participating Insurance Companies.” Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund. Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in the applicable Portfolio through the Contracts and should consider themselves shareholders of the applicable Portfolio for purposes of this Prospectus/Proxy Statement.

For the reasons set forth in the “Information About the Reorganization—Reasons for the Reorganization” section, the Board has determined that the Reorganization is in the best interests of the shareholders of each of the Portfolios, and has also concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Reorganization.

The Board of Trustees of the Advanced Series Trust, on behalf of the Target Portfolio, has approved the Plan and unanimously recommends that you vote to approve the Plan.

In deciding whether to vote to approve the Plan, you should consider the information considered by the Board and the information provided in this Prospectus/Proxy Statement.

INFORMATION ABOUT THE REORGANIZATION

This section describes the Reorganization for the Target Portfolio and the Acquiring Portfolio. This section is only a summary of the Plan. You should read the actual Plan attached as Exhibit A.

Reasons for the Reorganization

Based on a recommendation of the Manager, the Board, including all of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (collectively, the “Independent Trustees”), has unanimously approved the Reorganization. The Manager is recommending the Reorganization because the Target Portfolio, and the insurance product that utilizes it, have struggled to grow. Thus, the Manager does not believe that the Target Portfolio is viable in the long term. The Board also unanimously recommends that the beneficial shareholders of the Target Portfolio approve the Reorganization. The Board also unanimously determined that the Reorganization would be in the best interests of the beneficial shareholders of each of the Portfolios, and that the interests of the shareholders of each of the Portfolios would not be diluted as a result of the Reorganization.

The Manager provided the Board with detailed information regarding each of the Portfolios, including its investment management fee, total expenses, asset size, and performance. At a meeting held on November 12-13, 2019, the Board considered the following:

•                  The Combined Portfolio will be larger than the Target Portfolio;

•                  The contractual and effective investment management fee rates of the Combined Portfolio, taking into account the contractual management fee reduction for the Acquiring Portfolio, are the same as those of the Target Portfolio;

•                  The total net expense ratio of the Combined Portfolio, taking into account the contractual management fee and expense limitation reductions for the Acquiring Portfolio, is lower than that of the Target Portfolio, and, assuming that the Reorganization had been in effect for the one-year period ended June 30, 2019, and also taking into account the contractual management fee and expense limitation reductions for the Acquiring Portfolio, the pro forma annualized total net expense ratio for the Combined Portfolio is lower than the estimated annualized total net expense ratio for the Target Portfolio;

•                  The average annual total returns of the Acquiring Portfolio for the one-, three- and five- year periods ended August 31, 2019, are higher than those of the Target Portfolio; and

•                  The investment objectives and principal investment strategies of the Target Portfolio and the Acquiring Portfolio are similar.

Because of the federal tax-deferred treatment applicable to the Contracts, completion of the Reorganization is not expected to result in taxable gains or losses, for U.S. federal income tax purposes, to Contract owners that beneficially own shares of the Target Portfolio immediately prior to the Reorganization.

The Manager also provided, and the Board considered, information regarding potential benefits for the Manager and its affiliates from the Reorganization. The Manager estimates that its net revenue will decrease as a result of the Reorganization. In considering these matters, the Board also considered that Target Portfolio shareholders would benefit from decreased expenses (approximately $305,000 annually) and from other aspects of the Reorganization noted above.

The Manager estimates that approximately 100% of the Target Portfolio’s securities will be transitioned to the Acquiring Portfolio as a result of the Reorganization; however, this may change depending on market conditions at the time of the Reorganization. QMA, Jennison and PGIM FI will manage the assets of the Combined Portfolio in a manner consistent with their approaches and strategies in managing those of the Acquiring Portfolio.

The Manager provided and the Board considered any potential adverse impact to shareholders as a result of the Reorganization. In connection with the Reorganization, there will be purchases and sales of securities. These transactions may result in costs, such as brokerage commissions. If the Reorganization is effected, the subadviser of the Combined Portfolio will analyze and evaluate the portfolio securities of the Target

Portfolio. In connection with the Reorganization, is the Manager currently estimates that all or substantially all of the Target Portfolio’s assets will be sold after the consummation of the Reorganization. Any costs for transactions prior to the Reorganization will be borne by Target Portfolio shareholders, and any costs for transactions after the Reorganization will be borne by Combined Portfolio shareholders. Actual portfolio sales will depend on portfolio composition, market conditions and other factors at the time of the Reorganization, and will be at the discretion of the Combined Portfolio’s subadvisers — QMA, Jennison and PGIM FI. The extent to which the portfolio securities of the Target Portfolio will be maintained by the Acquiring Portfolio will be determined consistent with the Acquiring Portfolio’s investment objective, strategies and policies. It is currently estimated that portfolio repositioning in connection with the Reorganization will result in brokerage and other transaction costs of approximately $25,000 or 2 basis points of the Combined Portfolio (or $0.003 per share of the Combined Portfolio).

For the reasons discussed above, the Board of Trustees of the Advanced Series Trust unanimously recommends that you vote FOR the Plan.

If shareholders of the Target Portfolio do not approve the Plan, the Board will consider other possible courses of action, including, among others, consolidation of the Target Portfolio with one or more portfolios of the Trust other than the Acquiring Portfolio, or unaffiliated funds, or the liquidation of the Target Portfolio.

Closing of the Reorganization

If shareholders of the Target Portfolio approve the Plan, the Reorganization will take place after various conditions are satisfied by the Trust on behalf of the Target Portfolio and the Acquiring Portfolio, including the preparation of certain documents. The Trust will determine a specific date for the actual Reorganization to take place, which is presently expected to occur on or about April 27, 2020. This is called the “Closing Date.” If the shareholders of the Target Portfolio do not approve the Plan, the Reorganization will not take place for the Target Portfolio, and the Board will consider alternative courses of actions, as described above.

If the shareholders of the Target Portfolio approve the Plan, the Target Portfolio will deliver to the Acquiring Portfolio all of its assets on the Closing Date, the Acquiring Portfolio will assume all of the liabilities of the Target Portfolio on the Closing Date, and the Acquiring Portfolio will issue the Acquiring Portfolio Shares to the Target Portfolio. The Acquiring Portfolio Shares received by the Target Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the Target Portfolio shares that are outstanding immediately prior to the Reorganization. The Participating Insurance Companies then will make a conforming exchange of units between the applicable sub-accounts in their separate accounts. As a result, shareholders of the Target Portfolio will beneficially own shares of the Acquiring Portfolio that, as of the date of the exchange, have an aggregate value equal to the dollar value of the assets delivered to the Target Portfolio. The stock transfer books of the Target Portfolio will be permanently closed on the closing date. Requests to transfer or redeem assets allocated to the Target Portfolio may be submitted at any time before the close of regular trading on the New York Stock Exchange on the Closing Date, and requests that are received in proper form prior to that time will be effected prior to the closing.

To the extent permitted by law, the Trust may amend the Plan without shareholder approval. The Trust may also agree to terminate and abandon the Reorganization at any time before or, to the extent permitted by law, after the approval by shareholders of the Target Portfolio.

Expenses of the Reorganization

All costs incurred in entering into and carrying out the terms and conditions of the Reorganization, including (without limitation) outside legal counsel and independent registered public accounting firm costs and costs incurred in connection with the printing and mailing for this prospectus and proxy statement and related materials, will be paid by Prudential Annuities Distributors, Inc. or its affiliates under the Target Portfolio’s and Acquiring Portfolio’s Rule 12b-1 plan. The estimated expenses for the proxy statement, including printing and mailing, the shareholder meeting, any proxy solicitation expenses, counsel fees, prospectus updates and proxy solicitation is $41,500. Transaction costs, including brokerage commissions, will be paid by the transacting portfolio.

Certain Federal Income Tax Considerations

Both Portfolios are treated as partnerships for U.S. federal income tax purposes. As a Partnership, each Portfolio’s income, gains, losses, deductions, and credits are proportionately distributed to the Participating Insurance Companies and retain the same character for Federal Income tax purposes. Distributions may be made to the various separate accounts of the Participating Insurance Companies in the form of additional shares (not in cash).

Contract owners should consult the prospectuses of their respective Contracts for information on the federal income tax consequences to such owners. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in one of the Portfolios, including the application of state and local taxes.

Each of the Portfolios complies with the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”).

The Reorganization may entail various consequences, which are discussed below under the caption “Federal Income Tax Consequences of the Reorganization.”

Federal Income Tax Consequences of the Reorganization

The following discussion is applicable to the Reorganization. The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free transaction under the Code. In addition, assuming that the Contracts qualify for the federal tax-deferred treatment applicable to certain variable insurance products, Contract owners generally should not have any reportable gain or loss for U.S. federal income tax purposes even if the Reorganization did not qualify as a tax-free transaction. It is a condition to each Portfolio’s obligation to complete the Reorganization that the Portfolios will have received an opinion from Goodwin Procter LLP, counsel to the Portfolios, based upon representations made by the Trust on behalf of the Target Portfolio and the Acquiring Portfolio, and upon certain assumptions, substantially to the effect that the transactions contemplated by the Plan should constitute a tax-free transaction for U.S. federal income tax purposes.

As set forth above, both Portfolios are treated as partnerships for U.S. federal income tax purposes. Based on such treatment and certain representations made by the Trust on behalf of the Target Portfolio and the Acquiring Portfolio relating to the Reorganization, for U.S. federal income tax purposes under Sections 721 and 731 of the Code and related Code Sections (references to “shareholders” are to the Participating Insurance Companies):

1.  The transfer by the Target Portfolio of all of its assets to the Acquiring Portfolio, in exchange solely for the Acquiring Portfolio Shares, the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Target Portfolio in complete liquidation of the Target Portfolio, should be tax-free to the shareholders of the Target Portfolio.

2.  The shareholders of the Target Portfolio should not recognize gain or loss upon the exchange of all of their shares solely for Acquiring Portfolio Shares, as described in this Prospectus/Proxy Statement and the Plan.

3.  No gain or loss should be recognized by the Target Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities, if any, of the Target Portfolio. In addition, no gain or loss should be recognized by the Target Portfolio on the distribution of such Acquiring Portfolio Shares to the shareholders of the Target Portfolio (in liquidation of the Target Portfolio).

4.  No gain or loss should be recognized by the Acquiring Portfolio upon the acquisition of the assets of the Target Portfolio in exchange solely for Acquiring Portfolio Shares and the assumption of the liabilities, if any, of the Target Portfolio.

5.  The Acquiring Portfolio’s tax basis for the assets acquired from the Target Portfolio should be the same as the tax basis of these assets when held by the Target Portfolio immediately before the transfer, and the holding period of such assets acquired by the Acquiring Portfolio should include the holding period of such assets when held by the Target Portfolio.

6.  A Target Portfolio shareholder’s tax basis for the Acquiring Portfolio Shares to be received by it pursuant to the Reorganization should be the same as its tax basis in the Target Portfolio shares exchanged therefore reduced or increased by any net decrease or increase, as the case may be, in such shareholder’s share of the liabilities of the Portfolios as a result of the Reorganization.

7.  The holding period of the Acquiring Portfolio Shares to be received by the shareholders of the Target Portfolio should include the holding period of their Target Portfolio shares exchanged therefor, provided such shares were held as capital assets on the date of exchange.

An opinion of counsel is not binding on the Internal Revenue Service or the courts. Shareholders of the Target Portfolio should consult their tax advisors regarding the tax consequences to them of the Reorganization in light of their individual circumstances.

A Contract owner should consult the prospectus for his or her Contract on the federal tax consequences of owning the Contract. Contract owners should also consult their tax advisors as to state and local tax consequences, if any, of the Reorganization, because this discussion only relates to U.S. federal income tax consequences.

Characteristics of Acquiring Portfolio Shares

The Acquiring Portfolio Shares to be distributed to Target Portfolio shareholders will have substantially identical legal characteristics as shares of beneficial interest of the Target Portfolio with respect to such matters as voting rights, accessibility, conversion rights, and transferability.

The Target Portfolio and the Acquiring Portfolio are each organized as a series of a Massachusetts business trust. There are no material differences between the rights of shareholders of the Portfolios.

COMPARISON OF TARGET PORTFOLIO AND ACQUIRING PORTFOLIO

Additional information regarding the Acquiring Portfolio’s investments and risks, the management of the Acquiring Portfolio, the purchase and sale of Acquiring Portfolio shares, annual portfolio operating expenses, certain U.S. federal income tax considerations, and financial intermediary compensation is set forth in Exhibit B to this Prospectus/Proxy Statement.

As provided in more detail below, the investment objectives and principal investment strategies of the Target Portfolio and the Acquiring Portfolio are similar in seeking to provide capital appreciation. The Target Portfolio and the Acquiring Portfolio each utilize flexible global strategies, which may include investments in equity and fixed income securities, as well as in other pooled investment vehicles and ETFs.

	Target Portfolio			Acquiring Portfolio
Investment Objective:	The investment objective of the Target Portfolio is to seek capital appreciation with reduced market correlation.			The investment objective of the Acquiring Portfolio is to seek to provide capital appreciation.

Principal Investment Strategies:

The Target Portfolio employs a flexible global asset allocation approach that aims to invest at least 40% of its assets in investments that are economically tied to a number of countries throughout the world. Under normal market conditions, the subadvisers may seek to achieve the Target Portfolio’s investment objective by: (1) investing in a diversified core portfolio of equity, fixed income, and alternative investments; and (2) strategically adjusting the Target Portfolio’s exposure to certain asset classes independent of the investment strategies that comprise the diversified core portfolio in a manner consistent with the Target Portfolio’s conditional risk overlay strategy. The Target Portfolio may invest in traditional asset classes, such as equity and fixed income investments, and certain alternative investment strategies, including, but not limited to, a hedge fund replication strategy and a risk premia strategy.

The Acquiring Portfolio seeks its investment objective by investing in a combination of global equity and equity-related securities, real assets, debt obligations, absolute return strategies and money market instruments. The Acquiring Portfolio gains exposure to these categories and investment strategies by utilizing, in varying combinations and percentages, the following tools: (i) investment in other pooled investment vehicles, including other portfolios of the Trust and exchange-traded funds (ETFs) (collectively referred to as Underlying Portfolios); (ii) subadvisers to directly manage investments in securities including, but not limited to equity and equity-related securities, debt, derivatives and money market instruments; and (iii) investment in certain financial and derivative instruments. The Acquiring Portfolio may invest a substantial portion of its assets in Underlying Portfolios, particularly other portfolios of the Trust.

The Target Portfolio may invest in varying combinations of assets, including: (i) securities, including, without limitation, common stocks, preferred stocks, and bonds; (ii) other pooled investment vehicles, including, without limitation, open-end or closed-end investment companies, exchange-traded funds (ETFs), and unit investment trusts (collectively referred to herein as Underlying Portfolios); (iii) certain structured notes and financial and derivative instruments, including total return swaps and futures contracts; and (iv) cash or cash-related instruments. Derivative instruments in which the Target Portfolio and Underlying Portfolios may invest include futures, foreign currency contracts, options, and swaps, such as total return swaps, credit default swaps, interest rate swaps and structured notes including, without limitation, currency index structured notes, risk premia structured notes, and risk premia exchange traded notes. The Target Portfolio’s net obligations with respect to all swap agreements (i.e., the aggregate net amount owned by the Target Portfolio) may exceed 15% of its net assets.

The asset allocation strategy is determined by the subadviser. The subadviser exercises a flexible strategy in the selection of asset classes and/or strategies, and the Acquiring Portfolio is not required to allocate its investments among stocks and bonds in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization or industry sector. The Acquiring Portfolio may have none, some, or all of its assets invested in each asset class and/or strategy, as listed below, in relative proportions that change over time based upon market and economic conditions.

				Strategy Equities	Description

Investment Process. K2 is responsible for managing the Target Portfolio’s tactical asset allocation, re-balancing the Target Portfolio’s allocations to the various asset classes and investment strategies described below, and cash management. K2 has discretion to change the targets and ranges set forth below, and also to determine whether to implement an investment strategy by investing directly in securities or by investing in Underlying Portfolios and/or ETFs. The investment strategies and the targets and ranges (expressed as a percentage of the Target Portfolio’s assets) for allocating the Target Portfolio’s assets among the investment strategies are as follows:

				US Equity 130-30

This strategy utilizes a long/short investment approach. The strategy shorts a portion of the Acquiring Portfolio and uses the proceeds of the shorts, or other borrowings, to purchase additional stocks long. The strategy normally invests (take long positions) at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of US issuers. The strategy targets approximately 100% net market exposure, similar to a “long-only” strategy, to US equities.

				Market Participation Strategy

This strategy is designed to provide upside equity participation, while seeking to reduce downside risk over the course of a full market cycle. The strategy does not invest directly in equity securities but gains equity exposure through investments in options and futures.

	Investment Strategy	Target	Range	Europe, Australia, Far East	This strategy invests in equity
	Global Equity Strategy	45%	20-60%
	Multi-Sector Fixed Income Strategy	22%	20-50%

Hedge Fund Replication Strategy	18%	10-30%	(EAFE) All Cap Strategy	and equity-related securities of international equity companies across all market capitalizations. The Acquiring Portfolio’s subadviser employs a quantitatively driven, bottom-up investment process.
Risk Premia Strategy	15%	10-30%	Emerging Markets

This strategy involves investments in equity and equity-related securities of emerging market companies. Emerging market companies are those relating to issuers: (i) located in emerging market countries or (ii) included (or scheduled for inclusion by the index provider) as emerging market issuers in one or more broad-based market indices.

			Fixed Income
			Core Bonds

This strategy invests in intermediate and long-term debt obligations and high quality money market instruments debt obligations including, without limitation, US Government securities, mortgage-related securities (including commercial mortgage-backed securities), asset-backed securities, bank loans by assignment as well as through loan participations, corporate bonds, and municipal bonds.

			High Yield Bonds

This strategy seeks to outperform the BofA Merrill Lynch High Yield Master II Constrained Bond® Index by investing in domestic high-yield corporate bonds and, to a lesser extent, in bank loans and preferred and convertible securities. The Acquiring Portfolio’s subadviser emphasizes sector valuation and individual security selection in constructing this segment of the Acquiring Portfolio, and focus on the less efficient, middle-tier section of the high-yield market while selectively investing in lower rated issuers. The high-yield bond segment of the Acquiring Portfolio is designed to be well diversified across sectors, capital structure, and issuers.

			Global Aggregate Plus

This strategy seeks total return through a diversified portfolio participating in a wide array of global fixed income sectors, interest rates, currencies and derivatives, using the Bloomberg Barclays Global Aggregate Index as a benchmark.

			Real Assets
			Global Real Estate

This strategy invests in in equity-related securities of real estate companies including companies that derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or companies that have at least 50% of their assets in these types of real estate-related areas.

			Infrastructure	This is a multi-cap, core strategy with an absolute return focus. This strategy focuses on investments in infrastructure companies and infrastructure-related companies located throughout the world. Infrastructure companies are involved in providing the foundation of basic services, facilities and institutions upon which the growth and development of a community depends.

Global Natural Resources

This strategy seeks to invest in global natural resources companies. Natural resource companies are US and foreign (non-US based) companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources.

Master Limited Partnerships (MLPs)

This strategy seeks to invest in MLP investments. MLP investments may include, but are not limited to: MLPs structured as LPs or LLCs; MLPs that are taxed as “C” corporations; I-Units issued by MLP affiliates; parent companies of MLPs; shares of companies owning MLP general partnership interests and other securities representing indirect beneficial ownership interests in MLP common units; “C” corporations that hold significant interests in MLPs; and other equity and fixed income securities and derivative instruments, including pooled investment vehicles and ETPs, that provide exposure to MLP investments.

Treasury Inflation Protected Securities (TIPS)

The TIPS strategy seeks to achieve excess return through security selection by employing a conservative, quantitatively-driven strategy that obtains exposure to the TIPS asset class through bonds or derivative instruments, with minimal risk, versus the Bloomberg Barclays US Treasury Inflation Protected Index.

Alternatives
Market Neutral

The Market Neutral strategy uses an objective, quantitative approach designed to exploit persistent mispricings among stocks and other related securities. The objective of this investment strategy is to provide consistent performance that is uncorrelated with the performance of the stock market. The portfolio holdings for this investment strategy consist primarily of a broad universe of stocks.

Global Absolute Return

Unconstrained by a benchmark, the strategy seeks positive returns over the long term, regardless of market conditions, by participating in a wide range of global fixed income sectors, interest rates, currencies and derivatives.

Overlay
Overlay Tactical Sleeve Strategy	An Acquiring Portfolio overlay sleeve utilized for liquidity and allocation changes.

Each asset class and/or strategy may be either actively managed or fulfilled with Underlying Portfolios based on current asset size of the Acquiring Portfolio and based on the discretion of the subadviser.

The Acquiring Portfolio may buy or sell swaps, options or futures on a security, a commodity, or an index of securities or commodities, or enter into forward foreign currency transactions.

In managing the Acquiring Portfolio’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation, as well as credit quality, maturity and risk. The Acquiring Portfolio may invest in a security based upon the expected total return, rather than the yield of such security.

Analysis of Investment Objectives and Principal Investment Strategies of the Portfolios

The investment objectives of the Target Portfolio and Acquiring Portfolio are similar. The investment objective of the Target Portfolio is to seek capital appreciation with reduced market correlation. The investment objective of the Acquiring Portfolio is to seek to provide capital appreciation. The investment objectives of the Target Portfolio and the Acquiring Portfolio are non-fundamental, meaning that they can be changed by the Board without shareholder approval.

The Portfolios also have similar principal investment strategies. Both the Acquiring Portfolio and the Target Portfolio utilize flexible global strategies, which may include investments, without constraints, in equity and fixed income securities, as well as in other pooled investment vehicles and ETFs. The Target Portfolio includes a hedge fund replication strategy and a risk premia strategy. In addition, both the Target Portfolio and the Acquiring Portfolio are diversified under the 1940 Act. Assuming completion of the Reorganization, it is expected that the Combined Portfolio will be managed by the Acquiring Portfolio’s subadvisers — QMA, Jennison and PGIM FI — according to the investment objective and principal investment strategies of the Acquiring Portfolio.

Principal Risks of the Portfolios

The table below compares the principal risks of investing in the Portfolios. All investments have risks to some degree and it is possible that you could lose money by investing in each of the Portfolios. As previously noted, the Target Portfolio and the Acquiring Portfolio have similar investment objectives and similar principal investment strategies. An investment in the Target Portfolio involves similar risks as an investment in the Acquiring Portfolio, as noted below. If the Reorganization is approved, the Combined Portfolio will have the same risks as noted for the Acquiring Portfolio. An investment in each of the Portfolios is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While each of the Portfolios makes every effort to achieve its objective, it can’t guarantee success.

Principal Risks	Target Portfolio	Acquiring Portfolio

Asset Allocation Risk. The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities and notably more than funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value.

	Yes	Yes

Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities,

	Yes	Yes

asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk. Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

No	Yes

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

Yes	Yes

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

No	Yes

Emerging Markets Risk. The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Yes	Yes

Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio.

Yes	Yes

Exchange-Traded Funds (ETF) Risk. An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objectives, strategies and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Yes	Yes

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table…for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Yes	Yes

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at

Yes	Yes

the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because interest rates in the US may increase, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

	Yes	Yes

Fund of Funds Risk. In addition to the risks associated with the investment in the Underlying Portfolios, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the Underlying Portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the Underlying Portfolios’ expenses, which will reduce the Portfolio’s performance.

	Yes	Yes

Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose a Portfolio to greater losses in the event of a default by a counterparty.

	Yes	No

High Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

	Yes	Yes

Investment Style Risk. Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

	Yes	Yes
Leverage Risk. Using leverage, the investment of borrowed cash, may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.	Yes	No

Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

	Yes	No

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results. There is no guarantee that the investment objective of the Portfolio will be achieved.

	Yes	Yes

Market Capitalization Risk. Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Portfolio may invest a portion of its assets in securities issued by small-cap companies, it is likely to be more volatile than a portfolio that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

	Yes	Yes

Master Limited Partnership (MLP) Risk. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on

	No	Yes

matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the MLP general partner’s right to require unitholders to sell their common units at an undesirable time or price.

Quantitative Model Risk. The Portfolio and certain Underlying Portfolios, if applicable, may use quantitative models as part of its investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective.

No	Yes

Real Estate Risk. Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify with favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Yes	Yes

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

Yes	Yes

Short Sale Risk. A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

No	Yes

Performance of Target Portfolio

A number of factors, including risk, can affect how the Target Portfolio performs. The information below provides some indication of the risks of investing in the Target Portfolio by showing changes in its performance from year to year, and by showing how its average annual returns over various time periods compare with those of a broad measure of market performance. Past performance does not mean that the Target Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and tables are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

BEST QUARTER: 3.37% (3rd quarter of 2016) WORST QUARTER: -4.86% (3rd quarter of 2015)

Average Annual Total Returns (as of 12/31/18)

	1 YEAR	3 YEARS	SINCE INCEPTION (4/28/14)
Target Portfolio	-5.43%	1.33%	-0.54%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-4.38%	9.25%	8.53	%*
FTSE 3-Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	1.86%	0.99%	0.64	%*

*Since inception returns for the Indexes are measured from the month-end closest to the inception date.

Average Annual Total Returns (as of 6/30/19)

	YEAR TO DATE	1 YEAR	3 YEARS	5 YEARS	SINCE INCEPTION (4/28/14)
Target Portfolio	2.36%	-1.29%	2.79%	-0.26%	-0.04%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	18.53%	10.41%	14.18%	10.70%	11.28	%*
FTSE 3-Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	1.21%	2.30%	1.36%	0.84%	0.82	%*

*Since inception returns for the Indexes are measured from the month-end closest to the inception date.

Average Annual Total Returns (as of 8/31/19)

	YEAR TO DATE	1 YEAR	3 YEARS	5 YEARS	SINCE INCEPTION (4/28/14)
Target Portfolio	-0.31%	-4.05%	0.91%	-0.71%	-0.53%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	18.33%	2.92%	12.69%	10.11%	10.87	%*
FTSE 3-Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	1.61%	2.36%	1.47%	0.92%	0.87	%*

*Since inception returns for the Indexes are measured from the month-end closest to the inception date.

Performance of Acquiring Portfolio

A number of factors, including risk, can affect how the Acquiring Portfolio performs. The information below provides some indication of the risks of investing in the Acquiring Portfolio by showing changes in its performance from year to year, and by showing how its average annual returns over various time periods compare with those of a broad measure of market performance. Past performance does not mean that the Acquiring Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and tables are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The tables also demonstrate how the Acquiring Portfolio’s average annual returns compare to the returns of a custom blended index, which consists of the MSCI All Country World Index (ACWI) (GD) (60%) and Bloomberg Barclays US Aggregate Index (40%). PGIM Investments determined the weight of each index comprising the blended index.

BEST QUARTER: 5.29% (1st quarter of 2015) WORST QUARTER: -7.58% (4th quarter of 2018)

Average Annual Total Returns (as of 12/31/18)

	1 YEAR	3 YEARS	SINCE INCEPTION (4/28/14)
Acquiring Portfolio	-6.54%	5.51%	4.78%
MSCI ACWI (GD) (reflects no deduction for fees, expenses or taxes)	-8.93%	7.18%	4.68	%*
Blended Index (reflects no deduction for fees, expenses or taxes)	-5.22%	5.26%	3.81	%*

*Since inception returns for the Indexes are measured from the month-end closest to the inception date.

Average Annual Total Returns (as of 6/30/19)

	YEAR TO DATE	1 YEAR	3 YEARS	5 YEARS	SINCE INCEPTION (4/28/14)
Acquiring Portfolio	8.76%	2.89%	7.41%	5.38%	6.02%
MSCI ACWI (GD) (reflects no deduction for fees, expenses or taxes)	16.60%	6.32%	12.22%	6.74%	7.36	%*
Blended Index (reflects no deduction for fees, expenses or taxes)	12.49%	7.31%	8.33%	5.39%	5.81	%*

*Since inception returns for the Indexes are measured from the month-end closest to the inception date.

Average Annual Total Returns (as of 8/31/19)

	YEAR TO DATE	1 YEAR	3 YEARS	5 YEARS	SINCE INCEPTION (4/28/14)
Acquiring Portfolio	7.64%	-0.67%	5.91%	4.74%	5.61%
MSCI ACWI (GD) (reflects no deduction for fees, expenses or taxes)	14.26%	0.28%	9.76%	6.09%	6.72	%*
Blended Index (reflects no deduction for fees, expenses or taxes)	12.40%	4.51%	7.23%	5.17%	5.61	%*

*Since inception returns for the Indexes are measured from the month-end closest to the inception date.

Capitalizations of Target Portfolio and Acquiring Portfolio Before and After Reorganization

The following table sets forth, as of June 30, 2019: (i) the capitalization of the Target Portfolio, (ii) the capitalization of the Acquiring Portfolio, and (iii) the capitalization of the Combined Portfolio as adjusted to give effect to the Reorganization.

	Target Portfolio (unaudited)	Acquiring Portfolio (unaudited)	Adjustments		Combined Portfolio (Pro Forma Surviving) (unaudited)
Net assets	$24,449,979	$92,049,749	$—		$116,499,728
Total shares outstanding	2,450,522	6,805,084	(643,428	)(a)	8,612,178
Net asset value per share	$9.98	$13.53	$—		$13.53

(a) Reflects the change in shares of the Target Portfolio upon conversion into the Acquiring Portfolio. Shareholders of the Target Portfolio would become shareholders of the Acquiring Portfolio, receiving shares of the Acquiring Portfolio equal to the value of their holdings in the Target Portfolio immediately prior to the Reorganization.

MANAGEMENT OF THE PORTFOLIOS

This section provides more information about: (i) PGIM Investments, (ii) the Franklin Templeton/K2 Subadvisers, (iii) QMA, (iv) Jennison, and (v) PGIM FI. The Franklin Templeton/K2 Subadvisers serve as the subadvisers to the Target Portfolio, while QMA, Jennison and PGIM FI serve as the subadvisers to the Acquiring Portfolio.

Investment Management Arrangements

The Target Portfolio and the Acquiring Portfolio are managed by PGIM Investments, 655 Broad Street, Newark, NJ 07102. As previously noted, the term Manager is used to refer to PGIM Investments.

As of September 30, 2019, PGIM Investments served as the investment manager to all of the Prudential US and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $300.3 billion. PGIM Investments is a wholly-owned subsidiary of PIFM Holdco, LLC, which is a wholly-owned subsidiary of PGIM Holding Company, which is a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential). PGIM Investments has been in the business of providing advisory services since 1996.

The Investment Management Agreement between the Manager and the Trust on behalf of the Target Portfolio and the Acquiring Portfolio (the “Management Agreement”), provides that the Manager will furnish the Target Portfolio and the Acquiring Portfolio with investment advice and administrative services subject to the oversight of the Board and in conformity with the stated principal investment strategies of the Target Portfolio and the Acquiring Portfolio. The Manager must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent, and shareholder servicing services that are deemed advisable by the Trustees.

The Trust uses a “manager-of-managers” structure. That means that the Manager has engaged the subadvisers to conduct the investment programs of the Target Portfolio and the Acquiring Portfolio, including the purchase, retention and sale of portfolio securities and other financial instruments. The Manager is responsible for monitoring the activities of the subadvisers and reporting on such activities to the Trustees. The Trust has obtained an exemptive order from the SEC that permits the Manager, subject to approval by the Board, to hire or change subadvisers for the Target Portfolio and the Acquiring Portfolio by entering into new subadvisory agreements with affiliated and non-affiliated subadvisers, without obtaining shareholder approval of such changes. This exemptive order (which is similar to exemptive orders granted to other investment companies that are organized in a manner similar to the Trust) is intended to facilitate the efficient supervision and management of the subadvisers by the Manager and the Trustees.

If there is more than one subadviser for the Target Portfolio and the Acquiring Portfolio, the Manager will normally determine the division of the assets for each of the Portfolios among the applicable subadvisers. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided among such subadvisers as the Manager deems appropriate. The Manager may, in its discretion, change the target allocation of assets among subadvisers, transfer assets between subadvisers, or change the allocation of cash inflows or cash outflows among subadvisers for any reason and at any time without notice. As a consequence, the Manager may allocate assets or cash flows from a portfolio segment that has appreciated more to another portfolio segment.

Reallocations of assets among the subadvisers and the Manager may result in additional costs since sales of securities may result in higher portfolio turnover. Also, because the subadvisers and the Manager select portfolio securities independently, it is possible that a security held by a portfolio segment may also be held by another portfolio segment of the Target Portfolio or the Acquiring Portfolio or that certain subadvisers or the Manager may simultaneously favor the same industry. The Manager will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if a subadviser buys a security as another subadviser or the Manager sells it, the net position of the Target Portfolio or the Acquiring Portfolio in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Target Portfolio or the Acquiring Portfolio will have incurred additional costs. The Manager will consider these costs in determining the allocation of assets or cash flows. The Manager will consider the timing of asset and cash flow reallocations based upon the best interests of each of the Portfolios and its shareholders.

A discussion regarding the basis for the Board’s approvals of the Trust’s Management Agreement and the subadvisory agreements are available in the Trust’s semi-annual reports (for agreements approved during the six-month period ended June 30) and in the Trust’s annual reports (for agreements approved during the six-month period ended December 31).

Subadvisers of the Target Portfolio and the Acquiring Portfolio. The Target Portfolio is subadvised by the Franklin Templeton/K2 Subadvisers, and the Acquiring Portfolio is subadvised by QMA, Jennison and PGIM FI. The SAI provides additional information about the portfolio managers responsible for the day-to-day management of each of the Portfolios, the portfolio manager’s compensation, other accounts that each portfolio manager manages, and ownership of portfolio securities by each portfolio manager. If the Reorganization is approved, the Combined Portfolio will be managed by QMA, Jennison and PGIM FI.

Descriptions of the subadvisers and the portfolio managers are set forth below:

Franklin Advisers is an indirect wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries. As of September 30, 2019, Franklin Resources, Inc. and its affiliates had approximately $[    billion] in assets under management. Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403.

K2 is a registered investment adviser and has been in the investment management business since 1994. K2 is a majority-owned subsidiary of Franklin Resources, Inc. K2 is located at 300 Atlantic Street, 12th Floor, Stamford, Connecticut 06901.

Templeton Global has been in the business of providing investment advisory services since 1954. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc. Templeton Global is located at Lyford Cay, Nassau, Bahamas.

Brooks Ritchey, Norman J. Boersma, Peter M. Moeschter, Sonal Desai, Patricia O’Connor, William Chong and David Yuen, are jointly and primarily responsible for the day-to-day management of the Target Portfolio.

Brooks Ritchey is a senior managing director and head of portfolio construction for K2 Advisors. In this role, he works with various teams to analyze market and macroeconomic conditions, determine asset allocation tilts, and manage absolute return, multi-asset, and risk overlay portfolios. He is also a member of the alternatives executive committee, Japan investment committee, and K2 Advisors guideline committee. Mr. Ritchey began his investment career in 1982 as a proprietary trader for the NYSE Specialist Firm of Conklin, Cahill & Co. Since 1987, Mr. Ritchey has successfully managed multi-asset mutual fund and hedge fund portfolios while located in New York and Paris, France during his employment with organizations including Steinhardt Partners, Citibank, Finch Asset Management, Paribas, AIG, and ING. Mr. Ritchey joined K2 Advisors in 2005. Mr. Ritchey graduated from Franklin & Marshall College in 1982.

Norman J. Boersma is the chief investment officer of Templeton Global Equity Group (TGEG) and president of Templeton Global Advisors. He is also lead portfolio manager for the Templeton Growth Fund, Templeton Growth (Euro) Fund and Templeton World Fund and related strategies. Previously, he served as TGEG’s director of research, director of portfolio management, and again, as director of research. After working in the Toronto office for much of his career, Mr. Boersma transitioned to Nassau, Bahamas, in 2011 to take on the role of lead portfolio manager on the group’s flagship fund, Templeton Growth Fund. He entered the financial services industry in 1986. Prior to joining Franklin Templeton in 1991, Mr. Boersma was an investment officer with the Ontario Hydro Pension Fund. Mr. Boersma holds a BA in economics and political science from York University and an MBA from the University of Toronto. He is a Chartered Financial Analyst (CFA) charterholder and a past treasurer and director of the Toronto Society of Financial Analysts.

Peter M. Moeschter is an executive vice president and a portfolio manager in the Templeton Global Equity Group. He is co-Lead manager of Templeton Growth Fund, Ltd. and has responsibility for institutional and retail clients with mandates of global and international equities. He has sector research coverage of Industrials. Prior to joining Franklin Templeton in 1997, Mr. Moeschter was a research analyst in the Equity Investment Department of the Workers’ Compensation Board of Ontario, an investment analyst with Aetna Capital Management Limited and an analyst for the Pension Fund Division of Ontario Hydro. He entered the financial services industry in 1992. Mr. Moeschter holds a B.B.A., with honors, from Wilfrid Laurier University and an M.B.A. from York University. He is a Chartered Financial Analyst (CFA) charterholder.

Sonal Desai, Ph.D. is Executive Vice President and Chief Investment Officer of the Franklin Templeton Fixed Income Group. In this role, Dr. Desai oversees Franklin’s Municipal, Corporate Credit, Floating Rate Securitized, Multisector, Global (including Emerging Markets), Money Market, and Local Asset Management Fixed Income teams, and co-chairs the Group’s Fixed Income Policy Committee. She is a member of Franklin Resources’ Executive Committee, a small group of the company’s top leaders responsible for shaping the firm’s overall strategy. In addition, she serves on the firm’s Management and Investment Committees. Dr. Desai is also a portfolio manager for a number of strategies, including Core Plus, Strategic Income, Low Duration, Global Absolute Return, and Global Fixed Income. Dr. Desai joined Franklin Templeton in 2009 from Thames River Capital in London. Previous to her current role, she served as a portfolio manager with Dr. Michael Hasenstab for the flagship Templeton Global Bond and Templeton Global Return strategies, as well as Director of Research for Templeton Global Macro, shaping the team’s research agenda of in-depth global macroeconomic analysis covering thematic topics, regional and country analyses, and interest rate, currency and sovereign credit market outlooks. She started her career as an assistant professor of economics at the University of Pittsburgh, and then worked for over six years at the International Monetary Fund in Washington, DC. Following this, she joined the private financial sector and worked for about five years as director and senior economist for Dresdner Kleinwort Wasserstein in London. Dr. Desai holds a Ph.D. in economics from Northwestern University and a B.A. in economics from Delhi University. She was part of the Templeton Global Bond Fund portfolio management team named Morningstar’s Fixed Income Manager of the Year in Canada in 2013.

Patricia (Tricia) O’Connor is a vice president and portfolio manager for the Franklin Templeton Fixed Income Group. She co-manages multiple US and global high yield funds as well as institutional separate accounts. Ms. O’Connor also co-manages the Strategic Income and Multi-Sector Credit Funds. Prior to joining Franklin Templeton in 1997, Ms. O’Connor worked for Morgan Stanley Asset Management. Ms. O’Connor holds a B.S. in accounting from Lehigh University and an M.B.A. in finance and economics from the University of Chicago. She is a Chartered Financial Analyst (CFA) charterholder, as well as a member of the CFA Society of San Francisco and CFA Institute.

William Chong is a vice president and portfolio manager for the Franklin Templeton Fixed Income Group. Mr. Chong performs portfolio construction and implementation for multi-sector fixed income strategies. In addition, he conducts quantitative research within credit, rates, and fx, with emphasis on relative value and derivative products. Prior to joining Franklin Templeton in 2008, Mr. Chong was a senior treasury analyst at Toyota Financial Services where his experience included asset-liability management, pension investment management and debt issuance. He also has worked in systems development at Merrill Lynch Fixed Income Trading. Mr. Chong holds an M.B.A. in finance from the University of Southern California and a B.S. in economics and information systems from New York University. He is a Chartered Financial Analyst (CFA) charterholder and a Financial Risk Manager (FRM) - Certified by the Global Association of Risk Professionals.

David Yuen, senior vice president, serves as a director of quantitative strategy in the Franklin Templeton Fixed Income department. Mr. Yuen develops portfolio strategies and investment processes with emphasis on sector allocation, portfolio construction, risk budgeting, attribution and relative value security selection procedures. Prior to joining Franklin Templeton, Mr. Yuen was senior investment officer for Susquehanna Partners and a manager of fixed income trading at Alex Brown, Inc. Mr. Yuen holds a B.S., with honors, in chemistry from the California Institute of Technology and an M.B.A., with honors, in finance from the University of California, Los Angeles Graduate School of Management. Mr. Yuen is a Chartered Financial Analyst (CFA) charterholder and is a qualified Financial Risk Manager (FRM), as certified by the Global Association of Risk Professionals. He has authored various financial and portfolio management publications and speaks at diverse financial and capital market seminars and conferences.

Jennison is organized under the laws of Delaware as single member limited liability company whose sole member is PGIM, Inc., which is a direct, wholly-owned subsidiary of PGIM Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of September 30, 2019, Jennison managed in excess of $[    billion] in assets for institutional, mutual fund and certain other clients. Jennison’s address is 466 Lexington Avenue, New York, New York 10017.

Natural Resources Strategy

John “Jay” Saunders and Neil P. Brown, CFA, are the portfolio managers of the Natural Resources segment of the Acquiring Portfolio.

Jay Saunders is a Managing Director and a global natural resources equity portfolio manager and research analyst. He joined Jennison in October 2005. Prior to joining Jennison, he was as a vice president on the global oil team at Deutsche Bank Securities covering North American integrated oils, independent refiners, and exploration and production companies. Prior to that, Mr. Saunders worked at several publications reporting on a range of oil- and energy-related topics. He earned a BA from the College of William and Mary and an MA in journalism from American University.

Neil P. Brown, CFA, is a Managing Director and a global natural resources equity portfolio manager and research analyst. He joined Jennison in November 2005. Prior to joining Jennison, Mr. Brown covered the oil and natural gas exploration and production sector as an equity research associate/analyst at Deutsche Bank Securities for five years. Mr. Brown earned a BA in mathematics and history from Duke University and he holds the Chartered Financial Analyst (CFA) designation.

The portfolio managers for the Natural Resources segment of the Acquiring Portfolio are supported by other Jennison portfolio managers, research analysts and investment professionals. Team members conduct research, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

MLP Strategy

Ubong “Bobby” Edemeka and Shaun Hong, CFA are the portfolio managers of the MLP Strategies segment of the Acquiring Portfolio.

Ubong “Bobby” Edemeka is a Managing Director and an income and infrastructure portfolio manager. He joined Jennison in March 2002. Prior to joining Jennison, Mr. Edemeka was with Goldman Sachs as a sell-side research analyst on the US Power & Utilities team. Prior to that, he was an analyst on the global utilities team at SSB Citi Asset Management Group. Mr. Edemeka began his career as an analyst for the Prudential Utility Fund (now PGIM Jennison Utility Fund). Mr. Edemeka earned a BA in government from Harvard University.

Shaun Hong, CFA, is a Managing Director and an income and infrastructure portfolio manager. He joined Prudential (now PGIM) in 1999 as an analyst in Prudential’s public equity unit responsible for the power, natural gas, and telecommunications industries, and in September 2000 when Prudential’s public equity asset management capabilities were transferred to Jennison, he joined Jennison. Prior to joining Prudential, Mr. Hong was a research analyst at Equinox Capital Management where he covered the utility, consumer products, commodities, and technology sectors. Mr. Hong began his career as a research analyst covering telecommunications and technology companies at Parker/Hunter. He earned a BS in industrial management from Carnegie Mellon University and he holds the Chartered Financial Analyst (CFA) designation.

The portfolio managers for the MLP Strategies segment of the Acquiring Portfolio are supported by other Jennison portfolio managers, research analysts and investment professionals. Team members conduct research, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

PGIM FI is the primary public fixed-income asset management unit of PGIM, with $[    billion] in assets under management as of September 30, 2019, and is the unit of PGIM that provides investment advisory services. PGIM Fixed Income is organized into groups specializing in different sectors of the fixed income market: US and non-US government bonds, mortgages and asset-backed securities, US and non-US investment grade corporate bonds, high-yield bonds, emerging markets bonds, municipal bonds, and money market securities.

PGIM Limited is an indirect, wholly-owned subsidiary of PGIM. PGIM Limited is located at Grand Buildings, 1-3 Strand, Trafalgar Square, London WC2N 5HR. PGIM Limited provides investment advisory services with respect to securities in certain foreign markets. As of September 30, 2019, PGIM Limited managed approximately $[   billion] in assets.

Fixed Income Investment Strategy

Michael J. Collins, CFA, is a Managing Director and Senior Portfolio Manager for Core, Core Plus, Absolute Return, and other Multi-Sector Fixed Income strategies. Previously, Mr. Collins was a High Yield Portfolio Manager and Fixed Income Investment Strategist. Earlier he was a credit research analyst, covering investment grade and high yield corporate credits. Additionally, he developed proprietary quantitative international interest rate and currency valuation models for our global bond unit. Mr. Collins began his career at the Firm in 1986 as a software applications designer. He received a BS in Mathematics and Computer Science from Binghamton University and an MBA in Finance from

New York University. Mr. Collins holds the Chartered Financial Analyst (CFA) designation and is a Fellow of the Life Management Institute (FLMI). He is currently the Chairman of the Board of CEA, a non-profit that provides education and employment for people with disabilities. Named Morningstar’s 2017 Fixed Income Manager of The Year for PGIM Total Return Bond Fund.

Robert Tipp, CFA, is a Managing Director, Chief Investment Strategist, and Head of Global Bonds for PGIM Fixed Income. In addition to comanaging the Global Aggregate Plus strategy, Mr. Tipp is responsible for global rates positioning for Core Plus, Absolute Return, and other portfolios. Mr. Tipp has worked at the Firm since 1991, where he has held a variety of senior investment manager and strategist roles. Prior to joining the Firm, he was a Director in the Portfolio Strategies Group at the First Boston Corporation, where he developed, marketed, and implemented strategic portfolio products for money managers. Before that, Mr. Tipp was a Senior Staff Analyst at the Allstate Research & Planning Center, and managed fixed income and equity derivative strategies at Wells Fargo Investment Advisors. He received a BS in Business Administration and an MBA from the University of California, Berkeley. Mr. Tipp holds the Chartered Financial Analyst (CFA) designation. Named Morningstar’s 2017 Fixed Income Manager of The Year for PGIM Total Return Bond Fund.

Craig Dewling is a Managing Director and Head of the Multi-Sector and Liquidity Team at PGIM Fixed Income. In this role, Mr. Dewling has portfolio management and trading oversight for US Treasuries and government agency securities, mortgage-backed securities, structured product securities, and interest rate derivative transactions for all strategies, products, and distribution channels. He is also a senior portfolio manager for US Government, mortgage-backed securities, insurance strategies, and multi-sector fixed income portfolios. He has specialized in mortgage-backed securities since 1991. Earlier, he was a taxable bond generalist for Prudential’s proprietary accounts, specializing in US Treasuries and agencies. Mr. Dewling joined Prudential Financial in 1987 in the Securities Systems Group. Mr. Dewling received a BS in Quantitative Business Analysis from The Pennsylvania State University and an MBA in Finance from Rutgers University.

Erik Schiller, CFA, is a Managing Director and Head of Developed Market Interest Rates for PGIM Fixed Income’s Multi-Sector and Liquidity Team, specializing in government securities, futures, interest rate swaps/derivatives, and agency debentures. Mr. Schiller holds a senior portfolio management role where he develops portfolio strategy, performs quantitative analysis, and designs and implements risk positions within the liquidity relative value strategy portfolios, multi-sector fixed income portfolios, liability-driven portfolios, and government securities focused mutual funds. He has held this role since 2006. Formerly, Mr. Schiller was a Vice President for PGIM Fixed Income’s US Liquidity Sector Team, and previously a hedge fund analyst within the Portfolio Analysis Group. Mr. Schiller joined Prudential Financial in 2000 as an operations associate in the mortgage-backed securities group. He received a BA with high honors in Economics from Hobart College and holds the Chartered Financial Analyst (CFA) designation.

Gary Wu, CFA, is a Principal and a US Government Portfolio Manager for PGIM Fixed Income’s Multi-Sector and Liquidity Team. He has been responsible for managing US Treasury products since joining the Team in 2000. Previously, Mr. Wu was a portfolio manager on PGIM Fixed Income’s Money Markets Desk. From 1997 to 1999, Mr. Wu was a risk analyst in PGIM Fixed Income’s quantitative research group. Mr. Wu joined the Firm in 1994 in the Guaranteed Products Unit, where he was responsible for annuity pricing. Mr. Wu received a BS in Business Administration and Mathematics from The State University of New York, at Albany. He holds the Chartered Financial Analyst (CFA) designation.

QMA is a wholly owned subsidiary of PGIM, Inc., and is the quantitative equity and multi-asset solutions specialist of PGIM, Inc. QMA manages equity and balanced portfolios for institutional and retail clients. As of September 30, 2019, QMA managed approximately $121.6 billion in assets, including approximately $47.9 billion that QMA, as a balanced manager, allocated to investment vehicles advised by affiliated and unaffiliated managers. QMA’s address is Gateway Center Two, 100 Mulberry Street, Newark, New Jersey 07102.

Asset Allocation, Equities and Overlay Tactical Strategies

Edward L. Campbell, CFA, is a Managing Director and Portfolio Manager for QMA working within the Global Multi-Asset Solutions team. As the Director of Dynamic Asset Allocation, he is responsible for portfolio management, analysis, and economic and market valuation research, and he oversees a team of investment professionals. Ed also represents the firm through appearances in major media outlets, most notably as a regular guest on CNBC’s Squawk Box. Prior to joining QMA, Ed served as a Portfolio Manager and Senior Analyst for PGIM Investments’ Strategic Investment Research Group (SIRG). Previously, Ed was a Partner and Vice President at Trilogy Advisors. He earned a BS in economics and international business from The City University of New York and an MBA in finance, global business and organizational leadership from the New York University Stern School of Business.

Devang Gambhirwala is a Principal and Portfolio Manager for QMA working within the Quantitative Equity team. In this capacity, he is responsible for portfolio management, analysis and research. Prior to joining QMA, Devang worked as a Quantitative Research Analyst and Assistant Portfolio Manager for PGIM, Inc. He earned a BS in computer and information sciences from the New Jersey Institute of Technology and an MBA from Rutgers University.

Joel M. Kallman, CFA, is a Vice President and Portfolio Manager for QMA working within the Global Multi-Asset Solutions team. In this capacity, he is responsible for portfolio management, analysis, and economic and market valuation research. Prior to joining QMA, Joel held various positions for PGIM Fixed Income that involved high-yield credit analysis and performance reporting. He earned a BS and MBA in finance from Rutgers University. Joel is a member of the New York Society of Security Analysts.

Edward F. Keon, Jr. is a Managing Director and Chief Investment Strategist for QMA’s Global Multi-Asset Solutions team. In this capacity, he is responsible for portfolio management, analysis, and economic and market valuation research. He also represents the firm through appearances in major media outlets, most notably as a regular guest on CNBC’s Squawk Box. Prior to joining QMA, Ed served as Chief Investment Strategist and Director of Quantitative Research at Prudential Equity Group, LLC, where he was repeatedly voted onto Institutional Investor’s All-American Research Team, and as a Senior Vice President at I/B/E/S International Inc. Ed is a board member of the Chicago Quantitative Alliance, where he heads the committee to develop sound practices in quantitative investment management. He earned a BS in industrial management from the University of Massachusetts Lowell and an MBA in finance and marketing from the Massachusetts Institute of Technology Sloan School of Management.

George Sakoulis, PhD, is a Managing Director and Head of Global Multi-Asset Solutions for QMA. In this capacity, he is responsible for research, development and portfolio management of systematic, total and absolute return investment solutions. Prior to joining QMA, he led quantitative research for the Emerging Markets Equity team at GMO. Previously, George served as the Director of European Equity Strategies for Numeric Investors and was a Director for UBS O’Connor. George’s articles have appeared in the European Economic Review, the Journal of Empirical Finance and Computational Statistics and Data Analysis. George earned a BA in economics and a BS in statistics from San Francisco State University, and an MA in economics and a PhD in financial econometrics from the University of Washington.

Additional Information About the Portfolio Managers—Compensation and Conflicts of Interest. For each portfolio manager that is primarily responsible for the day-to-day portfolio management of the Target Portfolio and the Acquiring Portfolio, the SAI of the Trust contains an explanation of the structure of, and method(s) used by each of the Franklin Templeton/K2 Subadvisers, QMA, Jennison and PGIM FI, to determine portfolio manager compensation. For each such portfolio manager for the Target Portfolio and the Acquiring Portfolio, the SAI of the Trust also contains an explanation of any material conflicts of interest that may arise between a portfolio manager’s management of the Target Portfolio’s and Acquiring Portfolio’s investments and investments in other accounts.

Portfolio Managers: Other Accounts—Additional Information About the Portfolio Managers—Other Accounts and Share Ownership. The SAI of the Trust provides additional information about the compensation for each portfolio manager that is primarily responsible for the day-to-day management of the Target Portfolio, the Acquiring Portfolio, other accounts managed by those portfolio managers, and ownership of Trust securities by those portfolio managers.

Contractual and Effective Investment Management Fee Rates for the Portfolios

The contractual investment management fee rates for the Target Portfolio and the Acquiring Portfolio are set forth below:

AST Franklin Templeton K2 Global Absolute Return Portfolio

0.7825% of average daily net assets to $300 million;

0.7725% on next $200 million of average daily net assets;

0.7625% on next $250 million of average daily net assets;

0.7525% on next $2.5 billion of average daily net assets;

0.7425% on next $2.75 billion of average daily net assets;

0.7125% on next $4 billion of average daily net assets;

0.6925% over $10 billion of average daily net assets

AST Prudential Flexible Multi-Strategy Portfolio (current)

0.9825% of average daily net assets to $300 million;

0.9725% on next $200 million of average daily net assets;

0.9625% on next $250 million of average daily net assets;

0.9525% on next $2.5 billion of average daily net assets;

0.9425% on next $2.75 billion of average daily net assets;

0.9125% on next $4 billion of average daily net assets;

0.8925% over $10 billion of average daily net assets

AST Prudential Flexible Multi-Strategy Portfolio (effective as of the Reorganization date)*

0.7825% of average daily net assets to $300 million;

0.7725% on next $200 million of average daily net assets;

0.7625% on next $250 million of average daily net assets;

0.7525% on next $2.5 billion of average daily net assets;

0.7425% on next $2.75 billion of average daily net assets;

0.7125% on next $4 billion of average daily net assets;

0.6925% over $10 billion of average daily net assets

*At Board meetings held on November 12-13, 2019, the Board approved an amendment to the management agreement between the Manager and the Acquiring Portfolio to reflect a reduction in the contractual management fee rates for the Acquiring Portfolio, effective as of the date of the Reorganization (which is expected to be on or about April 27, 2020), to make such fee rates equal with those of the Target Portfolio.

Assuming completion of the Reorganization and based on the current assets under management for each of the Portfolios as of June 30, 2019, the effective management fee rate for the Combined Portfolio would be 0.78% based on the revised contractual investment management fee rate of the Acquiring Portfolio, which will be effective on the date of the Reorganization (which is expected to be on or about April 27, 2020). Additionally, as noted earlier, based on the current assets under management for each of the Portfolios as of June 30, 2019, and assuming completion of the Reorganization on that date and taking into account the revised management fee, the pro forma annualized total net expense ratio for the Combined Portfolio is lower than the annualized total net expense ratio of the Target Portfolio, and is expected to continue to be lower following completion of the Reorganization.

VOTING INFORMATION

Approval of the Reorganization with respect to the Target Portfolio requires approval by a majority of the outstanding voting securities of the Target Portfolio, as defined by the 1940 Act. For purposes of the 1940 Act, a majority of the Target Portfolio’s outstanding voting securities is the lesser of (i) 67% of the Target Portfolio’s outstanding voting securities represented at a meeting at which more than 50% of the Target Portfolio’s outstanding voting securities are present in person or represented by proxy, or (ii) more than 50% of the Target Portfolio’s outstanding voting securities. Each Contract owner will be entitled to give voting instructions equivalent to one vote for each full share, and a fractional vote for each fractional share, of the Target Portfolio beneficially owned at the close of business on the record date. If sufficient votes to approve the Reorganization are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of voting instructions. Pursuant to the Trust’s Amended and Restated Declaration of Trust, the holders of one-third of the outstanding voting shares present in person or by proxy shall constitute a quorum at any meeting of Trust shareholders.

In accordance with requirements of the SEC, each Participating Insurance Company, as record owner of the shares of the Target Portfolio, will vote all shares of the Target Portfolio, including Target Portfolio shares owned by a Participating Insurance Company in its general account or otherwise, for which it does not receive instructions from the Contract owner beneficially owning the shares, and the Participating Insurance Company will vote those shares (for the respective Proposal, against the respective Proposal, or abstain) in the same proportion as the votes actually cast in accordance with instructions received from Contract owners (“Shadow Voting”). The presence at a Meeting of the Participating Insurance Companies affiliated with the Manager will be sufficient to constitute a quorum. Therefore, this Shadow Voting procedure may result in a relatively small number of Contract owners determining the outcome of the vote. No minimum response is required from the Contract owners before Shadow Voting is applied. An abstention is not counted as an affirmative vote of the type necessary to approve a Proposal and, therefore, instructions to the applicable Participating Insurance Company to abstain will have the same effect as a vote against the Proposal.

How to Vote

You can vote your shares in any one of four ways:

•   By mail, with the enclosed voting instruction card;

•   Over the Internet;

•   In person at the relevant Meeting; or

•   By phone.

If you simply sign and date the voting instruction card but give no voting instructions, your shares will be voted by the Participating Insurance Company in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the relevant Meeting or adjournment thereof.

Revoking Voting Instructions

Contract owners executing and returning voting instructions may revoke such instructions at any time prior to exercise of those instructions by written notice of such revocation to the Secretary of the Trust, by execution of subsequent voting instructions, or by voting in person at the relevant Meeting.

Other Matters

The Board does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. The Board is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, it is intended that the Participating Insurance Companies will vote in accordance with their judgment.

Solicitation of Voting Instructions

Voting instructions will be solicited principally by mailing this Prospectus/Proxy Statement and its enclosures, but instructions also may be solicited by telephone, facsimile, through electronic means such as email, or in person by officers or representatives of the Trust or the Participating Insurance Company. If the record owner of a Contract is a custodian, nominee, or fiduciary, the Trust may send proxy materials to the record owner for any beneficial owners that such record owner may represent. The Trust may reimburse custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with proxy solicitations of such beneficial owners.

ADDITIONAL INFORMATION ABOUT THE TARGET PORTFOLIO
AND THE ACQUIRING PORTFOLIO

Each of the Target Portfolio and the Acquiring Portfolio is a separate series of the Trust, which is also an open-end management investment company registered with the SEC under the 1940 Act. Each of the Portfolios is, in effect, a separate mutual fund.

Additional information about the Acquiring Portfolio is included in Exhibit B to this Prospectus/Proxy Statement. Additional information about the Target Portfolio is included in the prospectus and SAI for the Trust, dated April 29, 2019, and the portions of that prospectus and SAI relating to the Target Portfolio are incorporated herein by reference. Further information about the Acquiring Portfolio is included in the SAI. The SAI is incorporated herein by reference. These documents are available upon request and without charge by calling 800-778-2255 or by writing to the Trust or to AST at 655 Broad Street, Newark, New Jersey 07102.

The Trust, on behalf of the Target Portfolio and the Acquiring Portfolio, files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. The Trust also prepares annual reports, which include the management discussion and analysis. The annual report is available both from the SEC and from the Trust. These materials can be inspected and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549, and at the Regional Offices of the SEC located in New York City at 233 Broadway, New York, NY 10279. Also, copies of such material can be obtained from the SEC’s Public Reference Section, Washington, D.C. 20549-6009, upon payment of prescribed fees, or from the SEC’s Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

As of the Record Date, the Target Portfolio had [            ] shares outstanding. As of the Record Date, the Acquiring Portfolio had [            ] shares outstanding.

As of the Record Date, all of the shares of the Target Portfolio and the Acquiring Portfolio are owned as of record by various Participating Insurance Company separate accounts related to the Contracts. As noted above, the Participating Insurance Companies are required to offer Contract owners the opportunity to instruct them as to how to vote Target Portfolio shares. The table below sets forth, as of the Record Date, each shareholder that owns beneficially more than 5% of the Target Portfolio or the Acquiring Portfolio.

Target Portfolio	Beneficial Owner Name*	Address	Shares/% Ownership

[TO BE ADDED BY SUBSEQUENT FILING]

Acquiring Portfolio	Beneficial Owner Name*	Address	Shares/% Ownership

[TO BE ADDEDBY SUBSEQUENT FILING]

* As defined by the SEC, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to the security.

[As of the Record Date, the Trustees and Officers of the Trust, each as a group, beneficially owned less than 1% of the outstanding voting shares of either of the Portfolios.]

FINANCIAL HIGHLIGHTS

The financial highlights which follow will help you evaluate the financial performance of the Target Portfolio and the Acquiring Portfolio. The total return in each chart represents the rate that a shareholder earned on an investment in the Target Portfolio and the Acquiring Portfolio,

assuming reinvestment of all dividends and other distributions. The charts do not reflect any charges under any Contract. Because Contract charges are not included, the actual return that you will receive will be lower than the total return.

The financial highlights for the Target Portfolio for the years ended December 31, 2018, 2017, 2016 and 2015, and for the fiscal period from April 28, 2014 through December 31, 2014, were derived from the financial statements audited by KPMG LLP, the Trust’s independent registered public accounting firm, whose report on these financial statements is unqualified. The report of KPMG LLP, the Trust’s independent registered public accounting firm, for the year ended December 31, 2018, is included in the Trust’s Annual Report to Shareholders for the Target Portfolio, which report is available upon request. The financial highlights for the Target Portfolio for the six-month period ended June 30, 2019, are unaudited and are included in the Trust’s Semi-Annual Report to Shareholders for the Target Portfolio, which is available upon request.

The financial highlights for the Acquiring Portfolio for the years ended December 31, 2018, 2017, 2016 and 2015, and for the fiscal period from April 28, 2014 through December 31, 2014, were derived from the financial statements audited by KPMG LLP, the Trust’s independent registered public accounting firm, whose report on these financial statements is unqualified. The report of KPMG LLP, the Trust’s independent registered public accounting firm, for the year ended December 31, 2018, is included in the Trust’s Annual Report to Shareholders for the Acquiring Portfolio, which report is available upon request. The financial highlights for the Acquiring Portfolio for the six-month period ended June 30, 2019, are unaudited and are included in the Trust’s Semi-Annual Report to Shareholders for the Target Portfolio, which is available upon request.

	AST Franklin Templeton K2 Global Absolute Return Portfolio
	Six Months Ended		Year Ended December 31,					April 28, 2014(a)
	June 30, 2019(b) (unaudited)		2018(b)		2017(b)	2016(b)	2015(b)	through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.75		$10.31		$9.59	$9.37	$9.73	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.19		0.10	0.09	0.10	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.09		(0.75)		0.62	0.13	(0.46)	(0.36)

Total from investment operations	0.23		(0.56)		0.72	0.22	(0.36)	(0.27)

Capital Contributions	—	(g)(h)	—	(g)(h)	—	—	—	—

Net Asset Value, end of period	$9.98		$9.75		$10.31	$9.59	$9.37	$9.73

Total Return(c)	2.36	%(i)	(5.43	)%(i)	7.51%	2.35%	(3.70)%	(2.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$24		$24		$25	$21	$17	$7
Average net assets (in millions)	$24		$27		$22	$19	$12	$6
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05	%(e)	1.07%		1.08%	1.07%	1.08%	1.08	%(e)
Expenses before waivers and/or expense reimbursement	1.91	%(e)	1.87%		1.95%	1.83%	2.49%	4.17	%(e)
Net investment income (loss)	2.80	%(e)	1.83%		0.98%	0.95%	0.99%	1.63	%(e)
Portfolio turnover rate(f)	17%		28%		37%	34%	35%	29%

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Target Portfolio invests.

(e) Annualized.

(f) The Target Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Target Portfolio’s turnover rate may be higher.

(g) Represents payment received by the Target Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Target Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Target Portfolio’s tax status as a partnership.

(h) Less than $0.005 per share.

(i) Total return for the period includes the impact of the capital contribution, which was not material to the total return.

	AST Prudential Flexible Multi-Strategy Portfolio
	Six Months Ended		Year Ended December 31,					April 28, 2014(a)
	June 30, 2019(b) (unaudited)		2018(b)		2017(b)	2016(b)	2015(b)	through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.44		$13.31		$11.38	$10.59	$10.59	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04		0.04		0.01	(0.04)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.05		(0.91)		1.92	0.83	0.06	0.60

Total from investment operations	1.09		(0.87)		1.93	0.79	—	0.59

Capital Contributions	—	(c)(d)	—	(c)(d)	—	—	—	—

Net Asset Value, end of period	$13.53		$12.44		$13.31	$11.38	$10.59	$10.59

Total Return(e)	8.76	%(f)	(6.54	)%(f)	16.96%	7.46%	—%	5.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$92		$83		$84	$61	$44	$10
Average net assets (in millions)	$89		$87		$72	$52	$27	$7
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.81	%(h)	0.76%		0.68%	0.60%	0.79%	0.50	%(h)
Expenses before waivers and/or expense reimbursement	1.51	%(h)	1.56%		1.57%	1.50%	1.80%	3.87	%(h)
Net investment income (loss)	0.56	%(h)	0.33%		0.04%	(0.38)%	(0.51)%	(0.10	)%(h)
Portfolio turnover rate(i)	26%		27%		39%	23%	49%	23%

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Represents payment received by the Acquiring Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Acquiring Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Acquiring Portfolio’s tax status as a partnership.

(d) Less than $0.005 per share.

(e) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)      Total return for the period includes the impact of the capital contribution, which was not material to the total return.

(g) Does not include expenses of the underlying funds in which the Acquiring Portfolio invests.

(h) Annualized.

(i) The Acquiring Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Acquiring Portfolio’s turnover rate may be higher.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibits
A	Form of Plan of Reorganization
B	Summary Prospectus for the Acquiring Portfolio dated April 29, 2019

The above-described Summary Prospectus for the Acquiring Portfolio is part of this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders. For purposes of this EDGAR filing, the above-described Summary Prospectus for the Acquiring Portfolio will be included in the proxy solicitation mailing to shareholders. For purposes of this EDGAR filing, it was filed with the SEC via EDGAR under the Securities Act of 1933 on April 26, 2019, and is incorporated herein by reference.

[CODE]

Exhibit A

ADVANCED SERIES TRUST

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) of Advanced Series Trust, a Massachusetts business trust having its principal place of business at 655 Broad Street, Newark, New Jersey 07102 (“AST”), on behalf of the acquiring portfolio listed in Schedule A to this Plan (the “Acquiring Portfolio”) and the target portfolio listed in Schedule A to this Plan (the “Target Portfolio”), is made as of this       day of           , 2020. Together, the Target Portfolio and the Acquiring Portfolio are referred to herein as the “Portfolios.”

The reorganization for the Target Portfolio (hereinafter referred to as the “Reorganization”) is intended to constitute a tax-free transaction for federal income tax purposes and will consist of: (i) the acquisition by the Acquiring Portfolio of all of the assets of the Target Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio in exchange solely for full and fractional shares of the Acquiring Portfolio (“Acquiring Portfolio Shares”); (ii) the distribution of Acquiring Portfolio Shares to the shareholders of the Target Portfolio according to their respective interests in complete liquidation of the Target Portfolio; and (iii) the dissolution of the Target Portfolio as soon as practicable after the closing (as defined in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

In order to consummate the Plan, the following actions shall be taken by AST on behalf of the Acquiring Portfolio and the Target Portfolio, as applicable:

1.  Sale and Transfer of Assets, Liquidation and Dissolution of Target Portfolio.

(a)  Subject to the terms and conditions of this Plan, AST shall: (i) transfer all of the assets of the Target Portfolio, as set forth in Section 1(b) hereof, to the Acquiring Portfolio; and (ii) cause the Acquiring Portfolio to assume all the liabilities of the Target Portfolio as set forth in Section 1(b) hereof. Such transactions shall take place at the Closing.

(b)  The assets of the Target Portfolio to be acquired by the Acquiring Portfolio (collectively, the “Assets”) shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable that are owned by the Target Portfolio, and any deferred or prepaid expenses shown as an asset on the books of the Target Portfolio on the Closing date (as defined in Section 3, hereinafter the “Closing Date”). All liabilities, expenses, costs, charges and reserves of the Target Portfolio, to the extent that they exist at or after the Closing, shall after the Closing attach to the Acquiring Portfolio and may be enforced against the Acquiring Portfolio to the same extent as if the same had been incurred by the Acquiring Portfolio.

(c)  Subject to the terms and conditions of this Plan, AST on behalf of the Acquiring Portfolio shall at the Closing deliver to the Target Portfolio the number of Acquiring Portfolio Shares, determined by dividing the net asset value per share of the shares of the Target Portfolio (“Target Portfolio Shares”) on the Closing Date by the net asset value per share of the Acquiring Portfolio Shares, and multiplying the result thereof by the number of outstanding Target Portfolio Shares as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

(d)  Immediately following the Closing, the Target Portfolio shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date, the Acquiring Portfolio Shares received by the Target Portfolio pursuant to this Section 1 and then shall terminate and dissolve. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of AST relating to the Acquiring Portfolio and noting in such accounts the type and amounts of Acquiring Portfolio Shares that former Target Portfolio shareholders are due based on their respective holdings of the Target Portfolio as of the close of business on the Closing Date. Fractional Acquiring Portfolio Shares shall be carried to the third decimal place. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio shares in connection with such exchange.

2.  Valuation.

(a)  The value of the Target Portfolio’s Assets to be transferred to the Acquiring Portfolio hereunder shall be computed as of the close of regular trading on the NYSE on the Closing Date (the “Valuation Time”) using the valuation procedures set forth in AST’s current effective prospectus.

(b)  The net asset value of a share of the Acquiring Portfolio shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in AST’s current effective prospectus.

(c)  The net asset value of a share of the Target Portfolio shall be determined to the fourth decimal point as of the Valuation Time using the valuation procedures set forth in AST’s current effective prospectus.

3.  Closing and Closing Date.

The consummation of the transactions contemplated hereby shall take place at the Closing (the “Closing”). The date of the Closing (the “Closing Date”) shall be [April 27, 2020], or such other date as determined in writing by AST’s officers. The Closing shall take place at the principal office of AST at 5:00 p.m. Eastern time on the Closing Date. AST on behalf of the Target Portfolio shall have provided for delivery as of the Closing of the Target Portfolio’s Assets to the account of the Acquiring Portfolio at the Acquiring Portfolio’s custodians. Also, AST on behalf of the Target Portfolio shall produce at the Closing a list of names and addresses of the shareholders of record of the Target Portfolio Shares and the number of full and fractional shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President to the best of its or his or her knowledge and belief. AST on behalf of the Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited to the Target Portfolio’s account on the Closing Date to the Secretary of AST, or shall provide evidence satisfactory to the Target Portfolio that the Acquiring Portfolio Shares have been registered in an account on the books of the Acquiring Portfolio in such manner as AST on behalf of Target Portfolio may request.

4.  Representations and Warranties by AST on behalf of the Target Portfolio.

AST makes the following representations and warranties about the Target Portfolio:

(a)  The Target Portfolio is a series of AST, a business trust organized under the laws of the Commonwealth of Massachusetts and validly existing and in good standing under the laws of that jurisdiction. AST is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company and all of the Target Portfolio Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”).

(b)  AST on behalf of the Target Portfolio is authorized to issue an unlimited number of the Target Portfolio shares, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

(c)  The financial statements appearing in AST’s Annual Report to Shareholders for the fiscal year ended December 31, 2018, audited by KPMG LLP, fairly present the financial position of the Target Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis. The unaudited financial statements appearing in AST’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2019 present the financial position of the Target Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d)  AST has the necessary power and authority to conduct the Target Portfolio’s business as such business is now being conducted.

(e)  AST on behalf of the Target Portfolio is not a party to or obligated under any provision of AST’s Second Amended and Restated Declaration of Trust, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f)  The Target Portfolio does not have any unamortized or unpaid organizational fees or expenses.

(g)  The Target Portfolio has elected to be, and is, treated as a partnership for U.S. federal income tax purposes. The Target Portfolio has satisfied the diversification and look-through requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”), since its inception and will continue to satisfy such requirements at the Closing.

(h)  The Target Portfolio, or its agents, (i) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for the Target Portfolio shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Target Portfolio to such shareholder, and/or (ii) has otherwise timely instituted the appropriate nonresident alien or foreign corporation or backup withholding procedures with respect to such shareholder as provided by Sections 1441, 1442, and 3406 of the Code.

(i)  At the Closing, the Target Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially adversely affect title thereto.

(j)  Except as may be disclosed in AST’s current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Target Portfolio.

(k)  There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Target Portfolio.

(l)  The execution, delivery, and performance of this Plan have been duly authorized by all necessary actions of AST’s Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

5.  Representations and Warranties by AST on behalf of the Acquiring Portfolio.

AST makes the following representations and warranties about the Acquiring Portfolio:

(a)  The Acquiring Portfolio is a series of AST, a business trust organized under the laws of the Commonwealth of Massachusetts validly existing and in good standing under the laws of that jurisdiction. AST is duly registered under the 1940 Act as an open-end, management investment company and all of the Acquiring Portfolio Shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act.

(b)  AST on behalf of the Acquiring Portfolio is authorized to issue an unlimited number of the Acquiring Portfolio shares, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

(c)  The financial statements appearing in AST’s Annual Report to Shareholders for the fiscal year ended December 31, 2018, audited by KPMG LLP, fairly present the financial position of the Acquiring Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis. The unaudited financial statements appearing in AST’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2019 present the financial position of the Acquiring Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d)  AST has the necessary power and authority to conduct the Acquiring Portfolio’s business as such business is now being conducted.

(e)  AST on behalf of the Acquiring Portfolio is not a party to or obligated under any provision of AST’s Second Amended and Restated Declaration of Trust, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f)  The Acquiring Portfolio has elected to be, and is, treated as a partnership for federal income tax purposes. The Acquiring Portfolio has satisfied the diversification and look-through requirements of Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

(g)  The statement of assets and liabilities to be created by AST for the Acquiring Portfolio as of the Valuation Time for the purpose of determining the number of Acquiring Portfolio Shares to be issued pursuant to this Plan will accurately reflect the Assets in the case of the Target Portfolio and the net asset value in the case of the Acquiring Portfolio, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(h)  At the Closing, the Acquiring Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(i)  Except as may be disclosed in AST’s current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Acquiring Portfolio.

(j)  There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Acquiring Portfolio.

(k)  The execution, delivery, and performance of this Plan have been duly authorized by all necessary actions of AST’s Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

(l)  AST anticipates that consummation of this Plan will not cause the Acquiring Portfolio to fail to conform to the requirements of Section 817(h) at the end of each tax quarter.

6.  Intentions of AST on behalf of the Portfolios.

(a)  At the Closing, AST on behalf of the Target Portfolio, intends to have available a copy of the shareholder ledger accounts, certified by AST’s transfer agent or its President or a Vice President to the best of its or his or her knowledge and belief, for all the shareholders of record of Target Portfolio Shares as of the Valuation Time who are to become shareholders of the Acquiring Portfolio as a result of the transfer of assets that is the subject of this Plan.

(b)  AST intends to operate each Portfolio’s respective business as presently conducted between the date hereof and the Closing.

(c)  AST intends that the Target Portfolio will not acquire the Acquiring Portfolio Shares for the purpose of making distributions thereof to anyone other than the Target Portfolio’s shareholders.

(d)  AST on behalf of the Target Portfolio intends, if this Plan is consummated, to liquidate and dissolve the Target Portfolio.

(e)  AST intends that, by the Closing, each Portfolio’s Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(f)  AST intends to mail to each shareholder of the Target Portfolio entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g)  AST intends to file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Portfolio Shares issuable hereunder (“Registration Statement”), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time the Registration Statement becomes effective, it will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the shareholders’ meeting of the Target Portfolio, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

7.  Conditions Precedent to be Fulfilled by AST on behalf of the Portfolios.

The consummation of the Plan with respect to the Acquiring Portfolio and the Target Portfolio shall be subject to the following conditions:

(a)  That: (i) all the representations and warranties contained herein concerning the Portfolios shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed by AST on behalf of the Portfolios shall occur prior to the Closing; and (iii) AST shall execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

(b)  That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Trustees of AST on behalf of the Portfolios.

(c)  That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, that no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Portfolio or would prohibit the transactions contemplated hereby.

(d)  That at or immediately prior to the Closing, the Target Portfolio shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Target Portfolio’s shareholders all of such Target Portfolio’s investment company taxable income for taxable years ending at or prior to the Closing and all of its net capital gain, if any, realized in taxable years ending at or prior to the Closing (after reduction for any capital loss carry-forward).

(d)  That there shall be delivered to AST on behalf of the Portfolios an opinion from Goodwin Procter LLP, in form and substance satisfactory to AST, substantially to the effect that the transactions contemplated by this Plan should constitute a tax-free transaction for federal income tax purposes. Such opinion shall contain at a minimum the conclusion that the transfer by the Target Portfolio of all of its assets to the Acquiring Portfolio, in exchange solely for Acquiring Portfolio Shares, the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Target Portfolio in complete liquidation of the Target Portfolio, should be tax-free to the shareholders of the Target Portfolio for U.S. federal income tax purposes.

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of AST with regard to matters of fact.

(e)  That the Registration Statement with respect to the Acquiring Portfolio Shares to be delivered to the Target Portfolio’s shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date, or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(f)  That the Acquiring Portfolio Shares to be delivered hereunder shall be eligible for sale by the Acquiring Portfolio with each state commission or agency with which such eligibility is required in order to permit the Acquiring Portfolio Shares lawfully to be delivered to each shareholder of the Target Portfolio.

8.  Expenses.

(a)  AST represents and warrants that there are no broker or finders’ fees payable by it in connection with the transactions provided for herein.

(b)  All costs incurred in entering into and carrying out the terms and conditions of this Plan, including (without limitation) outside legal counsel and independent registered public accounting firm costs and costs incurred in connection with the printing and mailing of the relevant combined prospectus and proxy statement and related materials, shall be paid by Prudential Annuities Distributors, Inc. or its affiliates under the fee received from the Target Portfolio under its Rule 12b-1 plan. Transaction costs, including brokerage commissions, shall be paid by the Portfolio entering into the transaction.

9.  Termination; Postponement; Waiver; Order.

(a)  Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of a Target Portfolio) prior to the Closing, or the Closing may be postponed by AST on behalf of a Portfolio by resolution of the Board of Trustees of AST if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

(b)  If the transactions contemplated by this Plan have not been consummated by December 31, 2020, the Plan shall automatically terminate on that date, unless a later date is agreed to by the officers of AST on behalf of the Portfolios.

(c)  In the event of termination of this Plan pursuant to the provisions hereof, the Plan shall become void and have no further effect with respect to the Acquiring Portfolio or Target Portfolio, and neither AST, the Acquiring Portfolio nor the Target Portfolio, nor the trustees, officers, agents or shareholders shall have any liability in respect of this Plan.

(d)  At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by AST’s Board of Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e)  If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of AST on behalf of the Portfolios to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Target Portfolio, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Portfolio Shares to be issued the Target Portfolio, in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Target Portfolio prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate, unless AST on behalf of the Target Portfolio shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

10.  Entire Plan and Amendments.

This Plan embodies the entire plan of AST on behalf of the Portfolios, and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth or provided for herein. This Plan may be amended only by AST. Neither this Plan nor any interest herein may be assigned without the prior written consent of AST on behalf of the Portfolio corresponding to the Portfolio making the assignment.

11.  Notices.

Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to AST at 655 Broad Street, Newark, NJ 07102, Attention: Secretary.

12.  Governing Law.

This Plan shall be governed by and carried out in accordance with the laws of The Commonwealth of Massachusetts without regard to its conflict of laws principles.

IN WITNESS WHEREOF, each party has executed this Plan by its duly authorized officers, all as of the date and year first written above.

ADVANCED SERIES TRUST on behalf of the Acquiring Portfolio listed in Schedule A
Attest: Kathleen DeNicholas,
By:
Assistant Secretary	Title:

ADVANCED SERIES TRUST on behalf of the Target Portfolio listed in Schedule A
Attest: Kathleen DeNicholas,
By:
Assistant Secretary	Title:

Schedule A

Target Portfolio	Acquiring Portfolio
AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Prudential Flexible Multi-Strategy Portfolio

Exhibit B

EXHIBIT B TO PROSPECTUS/PROXY STATEMENT

B-1

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 20, 2019

STATEMENT OF ADDITIONAL INFORMATION

TO PROSPECTUS/PROXY STATEMENT

Dated December [   ], 2019

655 Broad Street

Newark, New Jersey 07102

Reorganization of AST Franklin Templeton K2 Global Absolute Return Portfolio into the AST Prudential Flexible Multi-Strategy Portfolio

This Statement of Additional Information (the “SAI”) expands upon and supplements information contained in the combined Proxy Statement of the AST Franklin Templeton K2 Global Absolute Return Portfolio (the “Target Portfolio”), a series of the Advanced Series Trust (the “Trust” or “AST”), and the Prospectus of the AST Prudential Flexible Multi-Strategy Portfolio (the “Acquiring Portfolio”, and together with the Target Portfolio, the “Portfolios”), a series of the Trust, dated December [   ], 2019 (such combined Proxy Statement and Prospectus being referred to herein as the “Prospectus/Proxy Statement”).

This SAI relates specifically to the proposed transfer of all of the Target Portfolio’s assets to the Acquiring Portfolio in exchange for (i) the Acquiring Portfolio’s assumption of all of the Target Portfolio’s liabilities, and (ii) the Acquiring Portfolio’s issuance to the Target Portfolio of shares of beneficial interest in the Acquiring Portfolio (the “Acquiring Portfolio Shares”). The Acquiring Portfolio Shares received by the Target Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the Target Portfolio shares that are outstanding immediately prior to such reorganization transaction. As a result of the Reorganization, the Target Portfolio will be completely liquidated and Contract owners will beneficially own shares of the Acquiring Portfolio having an aggregate value equal to their Target Portfolio shares. A vote in favor of the Plan by the shareholders of the Target Portfolio will constitute a vote in favor of the liquidation of the Target Portfolio and the termination of such Portfolio as a separate series of the Trust. The acquisition of the assets of the Target Portfolio by the Acquiring Portfolio in exchange for the Acquiring Portfolio’s assumption of all of the liabilities of the Target Portfolio and the Acquiring Portfolio’s issuance of the Acquiring Portfolio Shares to the Target Portfolio is referred to herein as the “Reorganization.”

This SAI consists of: (i) this Cover Page, (ii) a comparison of the investment restrictions of the Target Portfolio and the Acquiring Portfolio, and (iii) pro forma financial information relating to the Target Portfolio and the Acquiring Portfolio. Additional information relating to the Trust is included in the Statement of Additional Information of the Trust, dated April 29, 2019 (the “Trust SAI”), which is hereby incorporated by reference. Those portions of the SAI of the Trust relating to the Target Portfolio are incorporated herein by reference.

Audited financial statements and accompanying notes for the Target Portfolio and the Acquiring Portfolio for the fiscal year ended December 31, 2018, and the independent auditors’ report thereon, dated February 25, 2019, are incorporated herein by reference from the Trust’s Annual Report to Shareholders. Unaudited financial statements and accompanying notes for the Target Portfolio and the Acquiring Portfolio for the six-month period ended June 30, 2019, are incorporated herein by reference from the Trust’s Semi-Annual Report to Shareholders.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement, which relates to the Reorganization. You can request a copy of the Prospectus/Proxy Statement by calling 800-778-2255 or by writing to AST at 655 Broad Street, Newark, New Jersey 07102. In addition, a copy of the Prospectus/Proxy Statement is available on the internet at www.prudential.com/variableinsuranceportfolios. The Securities and Exchange Commission (the “SEC”) maintains a website (www.sec.gov) that contains this SAI and other material incorporated by reference and considered part of this SAI and the Prospectus/Proxy Statement, together with other information regarding AST.

STATEMENT OF ADDITIONAL INFORMATION

Page No.
Investment Restrictions	S-2
Pro Forma Financial Information	S-3

INVESTMENT RESTRICTIONS

Set forth below are certain investment restrictions applicable to the Target Portfolio and the Acquiring Portfolio. Fundamental restrictions may not be changed by the Board without a majority vote of shareholders as required by the Investment Company Act of 1940, as amended (the “1940 Act”). Non-fundamental restrictions may be changed by the Board without shareholder approval.

Fundamental Investment Restrictions Applicable to the Target Portfolio and the Acquiring Portfolio

Under their fundamental investment restrictions, each of the Target Portfolio and the Acquiring Portfolio will not:

1)             Issue senior securities or borrow money or pledge its assets, except as permitted by the 1940 Act and rules thereunder, exemptive order, SEC release, no-action letter or similar relief or interpretations. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, reverse repurchase agreements, dollar rolls, short sales, derivative and hedging transactions, such as interest rate swap transactions, and collateral arrangements with respect thereto, and transactions similar to any of the foregoing and collateral arrangements with respect thereto, clearing listed options in a margin account, and obligations of either the Target Portfolio or the Acquiring Portfolio to Trustees pursuant to any deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.

2)             Underwrite securities issued by other persons, except to the extent that the Target Portfolio or the Acquiring Portfolio may be deemed to be an underwriter (within the meaning of the Securities Act of 1933, as amended (the “1933 Act”)) in connection with the purchase and sale of portfolio securities.

3)             Purchase or sell real estate unless acquired as a result of the ownership of securities or other instruments; provided that this restriction shall not prohibit either the Target Portfolio or the Acquiring Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.

4)             Purchase or sell physical commodities unless acquired as a result of the ownership of securities or instruments; provided that this restriction shall not prohibit either the Target Portfolio or the Acquiring Portfolio from (i) engaging in permissible options and futures transactions and forward foreign currency contracts in accordance with its investment policies, or (ii) investing in securities of any kind.

5)             Make loans, except that each of the Target Portfolio and the Acquiring Portfolio may (i) lend portfolio securities in accordance with its investment policies in amounts up to 331/3 % of its total assets taken at market value, (ii) purchase money market securities and enter into repurchase agreements, (iii) acquire publicly distributed or privately placed debt securities, and (iv) make loans of money to other investment companies to the extent permitted by the 1940 Act or any exemption there from that may be granted by the SEC or any SEC releases, no-action letters or similar relief or interpretive guidance.

6)             Purchase any security if, as a result, more than 25% of the value of either the Portfolio’s assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this restriction does not apply to investments in obligations issued or guaranteed by the US Government or any of its agencies or instrumentalities or to municipal securities (or repurchase agreements with respect thereto). For purposes of this limitation, investments in other investment companies shall not be considered an investment in any particular industry.

7)             With respect to 75% of the value of the Target Portfolio’s or the Acquiring Portfolio’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the US Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of its total assets would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of such issuer would be held by the Target Portfolio or the Acquiring Portfolio.

If a restriction on either the Target Portfolio’s or the Acquiring Portfolio’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of the Target Portfolio’s or the Acquiring Portfolio’s assets invested in certain securities or other instruments, or change in average duration of its investment portfolio, resulting from changes in the value of its total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to investment restriction (5), the restriction on making loans is not considered to limit either the Target Portfolio’s or the Acquiring Portfolio’s investments in loan participations and assignments.

With respect to investment restriction (6), neither of the Target Portfolio or Acquiring Portfolio will consider a bank-issued guaranty or financial guaranty insurance as a separate security for purposes of determining the percentage of its assets invested in the securities of issuers in a particular industry.

With respect to investment restrictions (1) and (5), neither of the Target Portfolio or Acquiring Portfolio will borrow or lend to any other fund unless it applies for and receives an exemptive order from the SEC, if so required, or the SEC issues rules permitting such transactions.

PRO FORMA FINANCIAL INFORMATION

The Reorganization is intended to consolidate the Target Portfolio into the Acquiring Portfolio. The portfolio resulting from the Reorganization is referred to herein as the “Combined Portfolio.” The unaudited pro forma information set forth below for the 12-month period ended June 30, 2019, is intended to present ratios and supplemental data as if the Reorganization had been consummated at July 1, 2018. Such unaudited pro forma information should be read in conjunction with the Trust’s Annual Report to Shareholders dated December 31, 2018, and the Trust’s Semi-Annual Report to Shareholders dated June 30, 2019, relating to the Target Portfolio and the Acquiring Portfolio, which is on file with the SEC and is available at no charge.

For the 12-months ended June 30, 2019, the average daily net assets of the Target Portfolio were approximately $25.5 million, and the average daily net assets of the Acquiring Portfolio were approximately $88.2 million. The pro forma average daily net assets of the Combined Portfolio for the 12-months ended June 30, 2019, would have been approximately $113.7 million.

The Portfolios have the same custodian, transfer agent and shareholder servicing agent, sub-transfer agent, and independent registered public accounting firm. Each of these service providers has entered into an agreement with the Trust and PGIM Investments LLC (“PGIM Investments” or the “Manager”) on behalf of the Portfolios, which governs the provision of services to the Portfolio. Such agreements contain the same terms with respect to the Portfolios.

The Target Portfolio and the Acquiring Portfolio are both managed by PGIM Investments. The subadvisers for the Target Portfolio are K2/D&S Management Co., L.L.C., Templeton Global Advisers Limited, and Franklin Advisers, Inc., and the subadvisers for the Acquiring Portfolio are QMA LLC (“QMA”), Jennison Associates LLC (“Jennison”), and PGIM Fixed Income (“PGIM FI”).

The contractual investment management fee rates for the Target Portfolio and the Acquiring Portfolio are set forth below:

AST Franklin Templeton K2 Global Absolute Return Portfolio

0.7825% of average daily net assets to $300 million;

0.7725% on next $200 million of average daily net assets;

0.7625% on next $250 million of average daily net assets;

0.7525% on next $2.5 billion of average daily net assets;

0.7425% on next $2.75 billion of average daily net assets;

0.7125% on next $4 billion of average daily net assets;

0.6925% over $10 billion of average daily net assets

AST Prudential Flexible Multi-Strategy Portfolio (current)

0.9825% of average daily net assets to $300 million;

0.9725% on next $200 million of average daily net assets;

0.9625% on next $250 million of average daily net assets;

0.9525% on next $2.5 billion of average daily net assets;

0.9425% on next $2.75 billion of average daily net assets;

0.9125% on next $4 billion of average daily net assets;

0.8925% over $10 billion of average daily net assets

AST Prudential Flexible Multi-Strategy Portfolio (effective as of the Reorganization date)*

0.7825% of average daily net assets to $300 million;

0.7725% on next $200 million of average daily net assets;

0.7625% on next $250 million of average daily net assets;

0.7525% on next $2.5 billion of average daily net assets;

0.7425% on next $2.75 billion of average daily net assets;

0.7125% on next $4 billion of average daily net assets;

0.6925% over $10 billion of average daily net assets

	Target Portfolio			Acquiring Portfolio			Combined Portfolio
	Amount	Percentage of Average Net Assets		Amount	Percentage of Average Net Assets		Amount	Percentage of Average Net Assets
Management Fee	$199,548	0.78%		$866,450	0.98	%*	889,621	0.78	%*
Distribution and/or Service Fees (l2b-l Fees)	63,753	0.25%		220,471	0.25%		284,224	0.25%
Other Expenses	232,200	0.91%		271,213	0.31%		282,205	0.25%
Acquiring Fund Fees and Expenses	30,444	0.12%		616,527	0.70%		794,691	0.70%
Total Annual Portfolio Operating Expenses	$525,945	2.06%		$1,974,661	2.24%		$2,250,741	1.98%
Fee Waiver and/or Expense Reimbursement*	(226,371)	(0.89	)%(1)	(666,395)	(0.76	)%(2)	(943,310)	(0.83	)%(3)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	$299,574	1.17%		$1,308,266	1.48%		$1,307,431	1.15%

(1)  The Manager has contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser. The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Target Portfolio so that the Target Portfolio’s investment management fee (after management fee waiver) plus other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser) (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Target Portfolio expenses such as dividend and interest expense and broker charges on short sales, and any other acquired fund fees and expenses not mentioned above) do not exceed 1.170% of the Target Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

(2)  The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Acquiring Portfolio so that the Acquiring Portfolio’s investment management fee plus other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust) (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Acquiring Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.480% of the Acquiring Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees. Effective January 1, 2020, the expense limitation will be reduced to 1.150% (i.e., to equal the expense limitation for the Combined Portfolio as set forth in the following note).

(3) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Combined Portfolio so that the Combined Portfolio’s investment management fee plus other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust) (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.150% of the Combined Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

* At Board meetings held on November 12-13, 2019, the Board approved an amendment to the management agreement between the Manager and the Acquiring Portfolio to reflect a reduction in the contractual management fee rates for the Acquiring Portfolio, effective as of the date of the Reorganization (which is expected to be on or about April 27, 2020), to make such fee rates equal with those of the Target Portfolio.

The operating expenses of the Target Portfolio are based on the average daily net assets of $25.5 million for the Target Portfolio for the 12-month period ended June 30, 2019. The operating expenses of the Acquiring Portfolio are based on the average daily net assets of $88.2 million for the Acquiring Portfolio for the 12-month period ended June 30, 2019.  The operating expenses of the Acquiring Portfolio assumes completion of the Reorganization on June 30, 2019.

The estimated fees and expenses of the Combined Portfolio (Pro Forma Surviving) are based in part on assumed average daily net assets of $113.7 million (i.e., the average daily net assets for the Combined Portfolio for the 12-month period ended June 30, 2019).  The contractual management fee rates of the Combined Portfolio will be the same as the contractual management fees of the Acquiring Portfolio.

Prudential Annuities Distributors, Inc. (“PAD”) serves as the distributor of each portfolio of the Trust, including the Acquiring Portfolio and the Target Portfolio. PAD is an affiliate of PGIM Investments. For the 12-month period ended December 31, 2018, the 12b-1 fee paid by the Acquiring Portfolio to PAD was 0.25%. The distribution and service (12b-1) fee paid by the Acquiring Portfolio to PAD is intended to compensate PAD and its affiliates for various administrative services, including but not limited to the filing, printing and delivery of the Trust’s prospectus and statement of additional information, annual and semi-annual shareholder reports, and other required regulatory documents, responding to shareholder questions and inquiries relating to the Acquiring Portfolio, and related functions and services. In addition, pursuant to the 12b-1 Plan, the fee is intended to compensate PAD and its affiliates for various services rendered and expenses incurred in connection with activities intended to result in the sale or servicing of the shares of the Acquiring Portfolio.

The Other Expenses of each portfolio of the Trust are based on the average daily net assets of each portfolio as noted in the table above. Generally, as the asset size of a portfolio increases, the Other Expenses decrease. Given that the Combined Portfolio is expected to be larger than the Target Portfolio, the Other Expenses of the Combined Portfolio would have been lower than the Other Expenses of the Target Portfolio had the Reorganization occurred on June 30, 2019.

No significant accounting policies will change as a result of the Reorganization, specifically, policies regarding valuation of portfolio securities, or compliance with Section 817(h) of the Internal Revenue Code of 1986, as amended.  The performance history of the Target Portfolio will terminate upon the completion of the Reorganization.

The Reorganization is expected to be tax-free for U.S. federal income tax purposes. This means that no gain or loss should be recognized by the Target Portfolio or its shareholders (i.e., the Participating Insurance Companies) as a result of the completion of the Reorganization. However, gain or loss will be recognized on any related sale of the Target Portfolio’s holdings. The aggregate tax basis of the Acquiring Portfolio shares received by the shareholders of the Target Portfolio in connection with the Reorganization will be the same as the aggregate tax basis of the Target Portfolio shares held immediately before the Reorganization.

All costs incurred in entering into and carrying out the terms and conditions of the Reorganization, including (without limitation) outside legal counsel and independent registered public accounting firm costs and costs incurred in connection with the printing and mailing for this prospectus and proxy statement and related materials, will be paid by PAD under the Target Portfolio’s and Acquiring Portfolio’s Rule 12b-1 plan.

In connection with the Reorganization, there will be purchases and sales of securities. These transactions may result in costs, such as brokerage commissions. If the Reorganization is effected, the subadviser of the Combined Portfolio will analyze and evaluate the portfolio securities of the Target Portfolio. In connection with the Reorganization, is the Manager currently expects that all or substantially all of the Target Portfolio’s assets will be sold after the consummation of the Reorganization. Any costs for transactions prior to the Reorganization will be borne by Target Portfolio shareholders, and any costs for transactions after the Reorganization will be borne by Combined Portfolio shareholders. Actual portfolio sales will depend on portfolio composition, market conditions and other factors at the time of the Reorganization and will be at the discretion of the Combined Portfolio’s subadvisers — QMA, Jennison and PGIM. The extent to which the portfolio securities of the Target Portfolio will be maintained by the Acquiring Portfolio will be determined consistent with the Acquiring Portfolio’s investment objective, strategies and policies.

The Manager estimates that approximately 100% of the Target Portfolio’s securities will be transitioned to the Acquiring Portfolio as a result of the Reorganization; however, this may change depending on market conditions at the time of the Reorganization. QMA, Jennison and PGIM FI will transition the holdings to reflect their approaches and strategies in managing the Acquiring Portfolio. The holdings of the Combined Portfolio will depend on portfolio composition, market conditions and other factors at the time of the Reorganization. It is currently estimated that such portfolio repositioning will result in brokerage and other transaction costs, approximately $25,000 or 2 basis points of the Combined Portfolio (or $0.003 per share of the Combined Portfolio).

Additional Information Relating to AST Prudential Flexible Multi-Strategy Portfolio

Introduction

Additional information relating specifically to the Acquiring Portfolio is set forth below.

Subadvisory Agreements for Acquiring Portfolio

The Manager has entered into a subadvisory agreement with QMA, Jennison and PGIM, pursuant to which PGIM Investments (and not the Acquiring Portfolio) will pay QMA, Jennison and PGIM FI the annualized fees shown below.

Subadviser	Fee Rate
PGIM FI

0.20% of average daily net assets to $25 million;
0.15% on next $25 million of average daily net assets;
0.10% on next $50 million of average daily net assets;
0.05% over $100 million of average daily net assets (applies to TIPS assets only)

PGIM FI*

0.30% of average daily net assets to $100 million;
0.27% on next $100 million of average daily net assets;
0.22% on next $100 million of average daily net assets;
0.20% over $300 million of average daily net assets (applies to Global Aggregate Plus assets only)

0.45% of average daily net assets (applies to Global Absolute Return assets only)
QMA	0.45% of average daily net assets to $250 million; 0.40% over $250 million of average daily net assets (applies to 130/30 assets only)
0.30% of average daily net assets to $50 million; 0.25% over $50 million of average daily net assets (applies to Market Participation Strategy assets only)
0.35% of average daily net assets (applies to EAFE All Cap assets only)
1.00% of average daily net assets (applies to Market Neutral sleeve assets only)
0.15% of average daily net assets (applies to Overall Asset Allocation and Overlay Strategies assets only)
Jennison	0.55% of average daily net assets to $100 million; 0.50% over $100 million of average daily net assets (applies to Natural Resources assets only)
0.60% of average daily net assets to $300 million; 0.50% over $300 million of average daily net assets (applies to MLP assets only)

* PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the Acquiring Portfolio pursuant to a sub-subadvisory agreement with PGIM, Inc. PGIM Limited provides investment advisory services with respect to securities in certain foreign markets. The fee for PGIM Limited’s services is paid by PGIM, Inc., not the Acquiring Portfolio or the Manager.

QMA: The Manager will pay QMA a fee for providing additional advisory services to the Acquiring Portfolio, including but not limited to asset allocation advice (Additional Services).

In addition, with respect to the Acquiring Portfolio, QMA has agreed to waive its subadvisory fee in an amount equal to subadvisory fee paid to such subadviser for any portfolio affiliated with the Trust.  Notwithstanding the foregoing, the subadvisory fee waiver will not exceed 100% of the subadvisory fee. This contractual fee waiver arrangement is not applicable to the Overall Asset Allocation and Overlay Strategies fee paid to QMA.

QMA has agreed to a voluntary subadvisory fee waiver agreement (the QMA Waiver) that applies to the following AST Portfolios subadvised by QMA: AST Academic Strategies Asset Allocation Portfolio (market neutral sleeve), AST Prudential Flexible Multi-Strategy Portfolio (130/30 sleeve and market neutral sleeve), AST Prudential Growth Allocation Portfolio (QMA sleeve), AST QMA International Core Equity Portfolio, AST QMA Large-Cap Portfolio and AST QMA US Equity Alpha Portfolio (the Six Portfolios).

The QMA Waiver discounts QMA’s combined annualized subadvisory fees that it receives with respect to the assets it manages in the Six Portfolios. The size of the fee discount varies depending on the amount of such combined annual subadvisory fees.

Combined Annualized Subadviser Fees Received	Percentage Fee Waiver
Up to $5 million	0% Fee Reduction
$5 million to $7.5 million	2.5% Fee Reduction
$7.5 million to $10 million	5% Fee Reduction

$10 million to $12.5 million	7.5% Fee Reduction
$12.5 million to $15 million	12.5% Fee Reduction
Over $15 million	15% Fee Reduction

Portfolio Managers: Other Accounts

Additional Information About the Portfolio Managers—Other Accounts and Share Ownership—Acquiring Portfolio

The following table sets forth information about the Acquiring Portfolio and accounts other than the Acquiring Portfolio for which the portfolio managers are primarily responsible for day-to-day portfolio management as of the most recently completed fiscal year. The table shows, for each such portfolio manager, the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface. The table also sets forth the dollar range of equity securities of each portfolio of the Trust beneficially owned by the portfolio managers as of [October 31, 2019].

Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
PGIM FI/PGIM Limited	Michael J. Collins, CFA
	Robert Tipp, CFA		[TO BE ADDED BY SUBSEQUENT FILING]
Craig Dewling
Erik Schiller, CFA
Gary Wu, CFA
QMA	Edward L. Campbell, CFA
Devang Gambhirwala
Joel M. Kallman, CFA
Edward F. Keon, Jr.
George Sakoulis, PhD
Jennison	Jay Saunders
Neil P. Brown
Ubong “Bobby” Edemeka
Shaun Hong, CFA

Additional Information About the Portfolio Managers—Compensation and Conflicts of Interest—Acquiring Portfolio

JENNISON

COMPENSATION. Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results.  Jennison recognizes individuals for their achievements and contributions and continues to promote those who exemplify the same values and level of commitment that are hallmarks of the organization. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. Overall firm profitability determines the size of the investment professional compensation pool. In general, the discretionary cash bonus represents the majority of an investment professional’s compensation.

Jennison sponsors a profit sharing retirement plan for all eligible employees. The contribution to the profit sharing retirement plan for portfolio managers is based on a percentage of the portfolio manager’s total compensation, subject to a maximum determined by applicable law.  In addition to eligibility to participate in retirement and welfare plans, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the discretionary cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross-of-fee pre-tax performance of accounts or composites of accounts managed by Jennison.

Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors.  Not all factors are applicable to every investment professional, and there is no particular weighting or formula for considering the factors.

The factors reviewed for the portfolio managers are listed below.

The quantitative factors reviewed for the portfolio managers may include:

•                  One-, three-, five-year and longer term pre-tax investment performance for groupings of accounts managed in the same strategy (composite) relative to market conditions, pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value).  Some portfolio managers may manage or contribute ideas to more than one product strategy, and the performance of the other product strategies is also considered in determining the portfolio manager’s overall compensation.

•                  The investment professional’s contribution to client portfolio’s pre-tax one-, three-, five-year and longer-term performance from the investment professional’s recommended stocks relative to market conditions, the strategy’s passive benchmarks, and the investment professional’s respective coverage universes.

The qualitative factors reviewed for the portfolio managers may include:

•                  The quality of the portfolio manager’s investment ideas and consistency of the portfolio manager’s judgment;

•                  Qualitative factors such as teamwork and responsiveness;

•                  Individual factors such as years of experience and responsibilities specific to the individual’s role such as being a team leader or supervisor are also factored into the determination of an investment professional’s total compensation; and

•                  Historical and long-term business potential of the product strategies.

CONFLICTS OF INTEREST. Jennison manages accounts with asset-based fees alongside accounts with performance-based fees.  This side-by-side management can create an incentive for Jennison and its investment professionals to favor one account over another.  Specifically, Jennison has the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.

Other types of side-by-side management of multiple accounts can also create incentives for Jennison to favor one account over another.  Examples are detailed below, followed by a discussion of how Jennison addresses these conflicts.

•                  Long only accounts/long-short accounts: Jennison manages accounts in strategies that only hold long securities positions as well as accounts in strategies that are permitted to sell securities short. Jennison may hold a long position in a security in some client accounts while selling the same security short in other client accounts.  For example, Jennison permits quantitatively hedged strategies to short securities that are held long in other strategies.  Additionally, Jennison permits securities that are held long in quantitatively derived strategies to be shorted by other strategies.  The strategies that sell a security short held long by another strategy could lower the price for the security held long.  Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short.

•                  Large accounts: Large accounts typically generate more revenue than do smaller accounts. As a result, a portfolio manager has an incentive when allocating scarce investment opportunities to favor accounts that pay a higher fee or generate more income for Jennison.

•                  Multiple strategies: Jennison may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different.  Jennison may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, due to differences in investment strategy or client direction.  Different strategies effecting trading in the same securities or types of securities may appear as inconsistencies in Jennison’s management of multiple accounts side-by-side.

•                  Investments at different levels of an issuer’s capital structure:  To the extent different clients invest across multiple strategies or asset classes, Jennison may invest client assets in the same issuer, but at different levels in the capital structure. Interests in these positions could be inconsistent or in potential or actual conflict with each other.

•                  Affiliated accounts/unaffiliated accounts and seeded/nonseeded accounts and accounts receiving asset allocation assets from affiliated investment advisers: Jennison manages accounts for its affiliates and accounts in which it has an interest alongside unaffiliated accounts.  Jennison could have an incentive to favor its affiliated accounts over unaffiliated accounts.  Additionally, Jennison’s affiliates may provide initial funding or otherwise invest in vehicles managed by Jennison.  When an affiliate provides “seed capital” or other capital for a fund or account, it may do so with the intention of redeeming all or part of its interest at a particular future point in time or when it deems that sufficient additional capital has been invested in that fund or account.  Jennison typically requests seed capital to start a track record for a new strategy or product.  Managing “seeded” accounts alongside “non-seeded” accounts can create an incentive to favor the “seeded” accounts to establish a track record for a new strategy or product.  Additionally, Jennison’s affiliated investment advisers could allocate their asset allocation clients’ assets to Jennison.  Jennison could favor accounts used by its affiliate for their asset allocation clients to receive more assets from the affiliate.

•                  Non-discretionary accounts or models: Jennison provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. Recommendations for some non-discretionary models that are derived from discretionary portfolios are communicated after the discretionary portfolio has traded. The non-discretionary clients could be disadvantaged if Jennison delivers the model investment portfolio to them after Jennison initiates trading for the discretionary clients. Discretionary clients could be disadvantaged if the non-discretionary clients receive their model investment portfolio and start trading before Jennison has started trading for the discretionary clients.

•                  Higher fee paying accounts or products or strategies: Jennison receives more revenues from (1) larger accounts or client relationships than smaller accounts or client relationships and from (2) managing discretionary accounts than advising nondiscretionary models and from (3) non-wrap fee accounts than from wrap fee accounts and from (4) charging higher fees for some strategies than others.  The differences in revenue that Jennison receives could create an incentive for Jennison to favor the higher fee paying or higher revenue generating account or product or strategy over another.

•                  Personal interests: The performance of one or more accounts managed by Jennison’s investment professionals is taken into consideration in determining their compensation.  Jennison also manages accounts that are investment options in its employee benefit plans such as its defined contribution plans or deferred compensation arrangements and where its employees may have personally invested alongside other accounts where there is no personal interest.  These factors could create an incentive for Jennison to favor the accounts where it has a personal interest over accounts where Jennison does not have a personal interest.

How Jennison Addresses These Conflicts of Interest

The conflicts of interest described above could create incentives for Jennison to favor one or more accounts or types of accounts over others in the allocation of investment opportunities, aggregation and timing of investments.  Portfolios in a particular strategy with similar objectives are managed similarly to the extent possible.  Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest among accounts within a product strategy.  While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, individual portfolio manager’s decisions, timing of investments, fees, expenses and cash flows.

Additionally, Jennison has developed policies and procedures that seek to address, mitigate and assess these conflicts of interest. Jennison cannot guarantee, however, that its policies and procedures will detect and prevent, or lead to the disclosure of, each and every situation in which a conflict may arise.

•                  Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly.  These policies and procedures address the allocation of limited investment opportunities, such as initial public offerings (IPOs) and new issues, the allocation of transactions across multiple accounts, and the timing of transactions between its non-wrap accounts and its wrap fee accounts and between wrap fee program sponsors.

•                  Jennison has policies that limit the ability to short securities in portfolios that primarily rely on its fundamental research and investment processes (fundamental portfolios) if the security is held long in other fundamental portfolios.

•                  Jennison has adopted procedures to review allocations or performance dispersion between accounts with performance fees and non-performance fee based accounts and to review overlapping long and short positions among long accounts and long-short accounts.

•                  Jennison has adopted a code of ethics and policies relating to personal trading.

•                  Jennison has adopted a conflicts of interest policy and procedures.

•                  Jennison provides disclosure of these and other potential conflicts in its Form ADV.

PGIM FIXED INCOME

COMPENSATION. General. The base salary of an investment professional in the PGIM Fixed Income unit of PGIM is based on market data relative to similar positions as well as the past performance, years of experience and scope of responsibility of the individual. Incentive compensation, including the annual cash bonus, the long-term equity grant and grants under PGIM Fixed Income’s long-term incentive plans, is primarily based on such person’s contribution to PGIM Fixed Income’s goal of providing investment performance to clients consistent with portfolio objectives, guidelines and risk parameters and market-based data such as compensation trends and levels of overall compensation for similar positions in the asset management industry. In addition, an investment professional’s qualitative contributions to the organization and its commercial success are considered in determining incentive compensation. Incentive compensation is not solely based on the performance of, or value of assets in, any single account or group of client accounts.

An investment professional’s annual cash bonus is paid from an annual incentive pool. The pool is developed as a percentage of PGIM Fixed Income’s operating income and the percentage used to calculate the pool may be refined by factors such as:

1.                                      business initiatives;

2.                                      the number of investment professionals receiving a bonus and related peer group compensation;

3.                                      financial metrics of the business relative to those of appropriate peer groups; and

4.                                      investment performance of portfolios: (i) relative to appropriate peer groups; and/or (ii) as measured against relevant investment indices.

Long-term compensation consists of Prudential Financial, Inc. restricted stock and grants under the long-term incentive plan and targeted long-term incentive plan. Grants under the long-term incentive plan and targeted long-term incentive plan are participation interests in notional accounts with a beginning value of a specified dollar amount. For the long-term incentive plan, the value attributed to these notional accounts increases or decreases over a defined period of time based, in whole or in part (depending on the date of the grant), on the performance of investment composites representing a number of PGIM Fixed Income’s investment strategies. With respect to targeted long-term incentive awards, the value attributed to the notional accounts increases or decreases over a defined period of time based on the performance of either (i) a long/short investment composite or (ii) a commingled investment vehicle.  An investment composite is an aggregation of accounts with similar investment strategies. The long-term incentive plan is designed to more closely align compensation with investment performance. The targeted long-term incentive plan is designed to align the interests of certain of PGIM Fixed Income’s investment professionals with the performance of a particular long/short composite or commingled investment vehicle.  The chief investment officer/head of PGIM Fixed Income also receives (i) performance shares which represent the right to receive shares of Prudential Financial, Inc. common stock conditioned upon, and subject to, the achievement of specified financial performance goals by Prudential Financial, Inc.; (ii) book value units which track

the book value per share of Prudential Financial, Inc.; and (iii) Prudential Financial, Inc. stock options.   Each of the restricted stock, grants under the long-term incentive plans, performance shares, book value units and stock options is subject to vesting requirements.

POTENTIAL CONFLICTS OF INTEREST. Like other investment advisers, PGIM Fixed Income is subject to various conflicts of interest in the ordinary course of its business.  PGIM Fixed Income strives to identify potential risks, including conflicts of interest, that are inherent in its business, and PGIM Fixed Income conducts annual conflict of interest reviews.  When actual or potential conflicts of interest are identified, PGIM Fixed Income seeks to address such conflicts through one or more of the following methods:

•          elimination of the conflict;

•          disclosure of the conflict; or

•          management of the conflict through the adoption of appropriate policies, procedures or other mitigants.

PGIM Fixed Income follows the policies of Prudential Financial, Inc. on business ethics, personal securities trading by investment personnel, and information barriers.  PGIM Fixed Income has adopted a code of ethics, allocation policies and conflicts of interest policies, among others, and has adopted supervisory procedures to monitor compliance with its policies.  PGIM Fixed Income cannot guarantee, however, that its policies and procedures will detect and prevent, or result in the disclosure of, each and every situation in which a conflict may arise.

Side-by-Side Management of Accounts and Related Conflicts of Interest. PGIM Fixed Income’s side-by-side management of multiple accounts can create conflicts of interest.  Examples are detailed below, followed by a discussion of how PGIM Fixed Income addresses these conflicts.

•                  Performance Fees - PGIM Fixed Income manages accounts with asset-based fees alongside accounts with performance-based fees.  This side-by-side management may be deemed to create an incentive for PGIM Fixed Income and its investment professionals to favor one account over another.  Specifically, PGIM Fixed Income or its affiliates could be considered to have the incentive to favor accounts for which PGIM Fixed Income or an affiliate receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.

•                  Affiliated accounts - PGIM Fixed Income manages accounts on behalf of its affiliates as well as unaffiliated accounts.  PGIM Fixed Income could be considered to have an incentive to favor accounts of affiliates over others.

•                  Large accounts/higher fee strategies - large accounts and clients typically generate more revenue than do smaller accounts or clients and certain of PGIM Fixed Income’s strategies have higher fees than others.  As a result, a portfolio manager could be considered to have an incentive when allocating scarce investment opportunities to favor accounts that pay a higher fee or generate more income for PGIM Fixed Income.

•                  Long only and long/short accounts - PGIM Fixed Income manages accounts that only allow it to hold securities long as well as accounts that permit short selling.  PGIM Fixed Income may, therefore, sell a security short in some client accounts while holding the same security long in other client accounts.   These short sales could reduce the value of the securities held in the long only accounts.  In addition, purchases for long only accounts could have a negative impact on the short positions.

•                  Securities of the same kind or class - PGIM Fixed Income sometimes buys or sells, or direct or recommend that a client buy or sell, securities of the same kind or class that are purchased or sold for another client at prices that may be different.  Although such pricing differences could appear as preferences for one client over another, PGIM Fixed Income’s trade execution in each case is driven by its consideration of a variety of factors as PGIM Fixed Income seeks the most advantageous terms reasonably attainable in the circumstances. PGIM Fixed Income may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, or not trade such securities in any other account. While such trades (or a decision not to trade) could appear as inconsistencies in how PGIM Fixed Income views a security for one client versus another, opposite way trades are generally due to differences in investment strategy, portfolio composition or client direction.

•                  Investment at different levels of an issuer’s capital structure— PGIM Fixed Income may invest client assets in the same issuer, but at different levels in the issuer’s capital structure.   For instance, PGIM Fixed Income may invest client assets in private securities or loans of an issuer and invest the assets of other clients in publicly traded securities of the same issuer. In addition, PGIM Fixed Income may invest client assets in a class or tranche of securities of a structured finance vehicle (such as a collateralized loan obligation, asset-backed security or mortgage-backed security) where PGIM Fixed Income also, at the same or different time, invests the assets of another client (including affiliated clients) in a different class or tranche of securities of the same vehicle. These different securities may have different voting rights, dividend or repayment priorities, rights in bankruptcy or other features that conflict with one another. For some of these securities (particularly private structured product investments for which clients own all or a significant portion of the outstanding securities or obligations), PGIM Fixed Income may have input regarding the characteristics and the relative rights and priorities of the various classes or tranches.

•                  When PGIM Fixed Income invests client assets in different levels of an issuer’s capital structure, it may take actions with respect to the assets held by one client (including affiliated clients) that are potentially adverse to other clients, for example, by foreclosing on loans or by putting an issuer into default. In negotiating the terms and conditions of any such investments, or any subsequent amendments or waivers, PGIM Fixed Income may find that the interests of a client and the interests of one or more other clients (including affiliated clients) could conflict. In these situations, decisions over proxy voting, corporate reorganizations, how to exit an investment, bankruptcy matters (including, for example, whether to trigger an event of default or the terms of any workout) or other actions or inactions may result in conflicts of interest. Similarly, if an issuer in which a client and one or more other clients directly or indirectly hold different classes of securities encounters financial problems, decisions over the terms of any workout will raise conflicts of interests (including potential conflicts over proposed waivers and amendments to debt covenants). For example, a senior bond holder may prefer a liquidation of the issuer in which it may be paid in full, whereas an equity or junior bond holder might prefer a reorganization that holds the potential to create value for the equity holders or junior bond holders. In some cases, PGIM Fixed Income may refrain from taking certain actions or making investments on behalf of certain clients or PGIM Fixed Income may sell investments for certain clients, in each case in order to mitigate conflicts of interest or legal, regulatory or other risks to PGIM Fixed Income This could potentially disadvantage the clients on whose behalf the actions are not taken, investments are not made, or investments are sold. Conversely, in other cases, PGIM Fixed Income will not refrain from taking actions or making investments on behalf of some clients (including affiliated clients), which could potentially disadvantage other clients. Any of the foregoing conflicts of interest will be resolved on a case-by-case basis. Any such resolution will take into consideration the interests of the relevant clients, the circumstances giving rise to the conflict and applicable laws.

•                  Financial interests of investment professionals - PGIM Fixed Income investment professionals may invest in certain investment vehicles that it manages, including ETFs, mutual funds and private funds.  Also, certain of these investment vehicles are options under the 401(k) and deferred compensation plans offered by Prudential Financial, Inc.  In addition, the value of grants under PGIM Fixed Income’s long-term incentive plan and targeted long-term incentive plan is affected by the performance of certain client accounts.  As a result, PGIM Fixed Income investment professionals may have financial interests in accounts managed by PGIM Fixed Income or that are related to the performance of certain client accounts.

•                  Non-discretionary accounts - PGIM Fixed Income provides non-discretionary investment advice to some clients and manages others on a discretionary basis.   Trades in non-discretionary accounts or accounts where discretion is limited could occur before, in concert with, or after PGIM Fixed Income executes similar trades in its discretionary accounts.  The non-discretionary/limited discretion clients may be disadvantaged if PGIM Fixed Income delivers investment advice to them after it initiates trading for the discretionary clients, or vice versa.

How PGIM Fixed Income Addresses These Conflicts of Interest. PGIM Fixed Income has developed policies and procedures designed to address the conflicts of interest with respect to its different types of side-by-side management described above.

•                  Each quarter, the chief investment officer/head of PGIM Fixed Income holds a series of meetings with the senior portfolio manager and team responsible for the management of each of PGIM Fixed Income’s investment strategies. At each of these quarterly investment strategy review meetings, the chief investment officer/head of PGIM Fixed Income and the strategy team review and discuss the investment performance and performance attribution for each client account managed in the strategy.  These meetings are also attended by the head of investment risk management or his designee and a member of the compliance group.

•                  In keeping with PGIM Fixed Income’s fiduciary obligations, its policy with respect to trade aggregation and allocation is to treat all of its client accounts fairly and equitably over time.  PGIM Fixed Income’s trade management oversight committee, which generally meets quarterly, is responsible for providing oversight with respect to trade aggregation and allocation.  Its compliance group periodically reviews a sampling of new issue allocations and related documentation to confirm compliance with the trade aggregation and allocation procedures.  In addition, the compliance and investment risk management groups review forensic reports regarding new issue and secondary trade activity on a quarterly basis.  This forensic analysis includes such data as the: (i) number of new issues allocated in the strategy; (ii) size of new issue allocations to each portfolio in the strategy; (iii) profitability of new issue transactions; (iv) portfolio turnover; (v) and metrics related to large and block trade activity.  The results of these analyses are reviewed and discussed at PGIM Fixed Income’s trade management oversight committee meetings.  The procedures above are designed to detect patterns and anomalies in PGIM Fixed Income’s side-by-side management and trading so that it may assess and improve its processes.

•                  PGIM Fixed Income has procedures that specifically address its side-by-side management of certain long/short and long only portfolios.  These procedures address potential conflicts that could arise from differing positions between long/short and long only portfolios.  In addition, lending opportunities with respect to securities for which the market is demanding a slight premium rate over normal market rates are allocated to long only accounts prior to allocating the opportunities to long/short accounts.

Conflicts Related to PGIM Fixed Income’s Affiliations. As an indirect wholly-owned subsidiary of Prudential Financial, Inc., PGIM Fixed Income is part of a diversified, global financial services organization.  PGIM Fixed Income is affiliated with many types of U.S. and non-U.S. financial service providers, including insurance companies, broker-dealers, commodity trading advisors, commodity pool operators and other investment advisers.  Some of its employees are officers of and/or provide services to some of these affiliates.

1.              Conflicts Related to Outside Business Activity. From time to time, certain of PGIM Fixed Income employees or officers may engage in outside business activity, including outside directorships.  Any outside business activity is subject to prior approval pursuant to PGIM Fixed Income’s personal conflicts of interest and outside business activities policy.  Actual and potential conflicts of interest are analyzed during such approval process.  PGIM Fixed Income could be restricted in trading the securities of certain issuers in client portfolios in the unlikely event that an employee or officer, as a result of outside business activity, obtains material, non-public information regarding an issuer.

2.              Conflicts Related to Investment of Client Assets in Affiliated Funds.  PGIM Fixed Income may invest client assets in funds that it manages or subadvises for an affiliate.  PGIM Fixed Income may also invest cash collateral from securities lending transactions in these funds.  These investments benefit both PGIM Fixed Income and its affiliate.

3.              PICA General Account.  Because of the substantial size of the general accounts of PGIM Fixed Income’s affiliated insurance companies, trading by these general accounts, including PGIM Fixed Income’s trades on behalf of the accounts, may affect the market prices or limit the availability of the securities or instruments transacted.  Although PGIM Fixed Income does not expect that the general accounts of affiliate insurers will execute transactions that will move a market frequently, and generally only in response to unusual market or issuer events, the execution of these transactions could have an adverse effect on transactions for or positions held by other clients.

Conflicts Related to Co-investment by Affiliates.

PGIM Fixed Income affiliates may provide initial funding or otherwise invest in vehicles it manages. When an affiliate provides “seed capital” or other capital for a fund, it may do so with the intention of redeeming all or part of its interest at a future point in time or when it deems that sufficient additional capital has been invested in that fund.

The timing of a redemption by an affiliate could benefit the affiliate. For example, the fund may be more liquid at the time of the affiliate’s redemption than it is at times when other investors may wish to withdraw all or part of their interests.

In addition, a consequence of any withdrawal of a significant amount, including by an affiliate, is that investors remaining in the fund will bear a proportionately higher share of fund expenses following the redemption.

PGIM Fixed Income could also face a conflict if the interests of an affiliated investor in a fund it manages diverge from those of the fund or other investors.  For example, PGIM Fixed Income affiliates, from time to time, hedge some or all of the risks associated with their investments in certain funds PGIM Fixed Income manages.  PGIM Fixed Income may provide assistance in connection with this hedging activity.

PGIM Fixed Income believes that these conflicts are mitigated by its allocation policies and procedures, its supervisory review of accounts and its procedures with respect to side-by-side management of long only and long/short accounts.

Conflicts Arising Out of Legal Restrictions.

1.                    PGIM Fixed Income may be restricted by law, regulation, contract or other constraints as to how much, if any, of a particular security it may purchase or sell on behalf of a client, and as to the timing of such purchase or sale. Sometimes these restrictions apply as a result of its relationship with Prudential Financial and other affiliates. For example, PGIM Fixed Income does not purchase securities issued by Prudential Financial or other affiliates for client accounts.

2.                    PGIM Fixed Income’s holdings of a security on behalf of its clients are required, under certain regulations, to be aggregated with the holdings of that security by other Prudential Financial affiliates. These holdings could, on an aggregate basis, exceed certain reporting or ownership thresholds. Prudential Financial tracks these aggregated holdings and PGIM Fixed Income may restrict purchases, sell existing positions, or otherwise restrict, forgo, or limit the exercise of rights to avoid crossing such thresholds because of the potential consequences to PGIM Fixed Income or Prudential Financial if such thresholds are exceeded.

3.                    In addition, PGIM Fixed Income could receive material, non-public information with respect to a particular issuer and, as a result, be unable to execute transactions in securities of that issuer for its clients. This information can be received voluntarily or involuntarily and under varying circumstances, including, upon execution of a non-disclosure agreement, as a result of serving on the board of directors of a company, or serving on an ad hoc or official creditors’ committee. In some instances, PGIM Fixed Income may create an isolated information barrier around a small number of its employees so that material, non-public information received by such employees is not attributed to the rest of PGIM Fixed Income. PGIM Fixed Income faces conflicts of interest in determining whether to accept material, non-public information. For example, PGIM Fixed Income may, with respect to the management of investments in certain loans for clients, seek to retain the ability to purchase and sell other securities in the borrower’s capital structure by remaining “public” on the loan. In such cases, PGIM Fixed Income will seek to avoid receiving material, non-public information about the borrowers to which an account may lend (through assignments, participations or otherwise), which may place an account at an information disadvantage relative to other lenders. Conversely, PGIM Fixed Income may choose to receive material, non-public information about borrowers for its clients that invest in bank loans, which will restrict its ability to trade in other securities of the borrowers for its clients that invest in corporate bonds.

Conflicts Related to Investment Consultants

Many of PGIM Fixed Income’s clients and prospective clients retain investment consultants (including discretionary investment managers and OCIO providers) to advise them on the selection and review of investment managers (including with respect to the selection of investment funds). PGIM Fixed Income has dealings with these investment consultants in their roles as discretionary managers or non-discretionary advisers to their clients. PGIM Fixed Income also has independent business relationships with investment consultants.

PGIM Fixed Income provides investment consultants with information about accounts that it manages for the consultant’s clients (and similarly, PGIM Fixed Income provides information about funds in which such clients are invested), in each case pursuant to authorization from the clients. PGIM Fixed Income also provides information regarding its investment strategies to investment consultants, who use that information in connection with searches that they conduct for their clients. PGIM Fixed Income often responds to requests for proposals in connection with those searches.

Other interactions PGIM Fixed Income has with investment consultants include the following:

1.              it serves as investment adviser for the proprietary accounts of investment consultants and/or their affiliates, and as adviser or subadviser to funds offered by investment consultants and/or their affiliates;

2.        it invites investment consultants to events or other entertainment hosted by PGIM Fixed Income;

3.        it purchases software applications, market data, access to databases, technology services and other products or services from certain investment consultants; and

4.        it may pay for the opportunity to participate in conferences organized by investment consultants.

PGIM Fixed Income will provide clients with information about its relationship with the client’s investment consultant upon request. In general, PGIM Fixed Income relies on the investment consultant to make the appropriate disclosure to its clients of any conflict that the investment consultant believes to exist due to its business relationships with PGIM Fixed Income.

A client’s relationship with an investment consultant may result in restrictions in the eligible securities or trading counterparties for the client’s account. For example, accounts of certain clients (including clients that are subject to ERISA) may be restricted from investing in securities issued by the client’s consultant or its affiliates and from trading with, or participating in transactions involving, counterparties that are affiliated with the investment consultant. In some cases, these restrictions could have a material impact on account performance.

Conflicts Related to Service Providers

PGIM Fixed Income retains third party advisors and other service providers to provide various services for PGIM Fixed Income as well as for funds that PGIM Fixed Income manages or subadvises.  A service provider may provide services to PGIM Fixed Income or one of PGIM Fixed Income’s funds while also providing services to other PGIM units, other PGIM-advised funds, or affiliates of PGIM, and may negotiate rates in the context of the overall relationship.  PGIM Fixed Income may benefit from negotiated fee rates offered to its funds and vice versa.  There is no assurance, however, that PGIM Fixed Income will be able to obtain advantageous fee rates from a given service provider negotiated by its affiliates based on their relationship with the service provider, or that PGIM Fixed Income will know of such negotiated fee rates.

Conflicts Related to Securities Holdings and Other Financial Interests

Prudential Financial, PICA, PGIM Fixed Income and other affiliates of PGIM at times have financial interests in, or relationships with, companies whose securities or related instruments PGIM Fixed Income holds, purchases or sells in its client accounts. Certain of these interests and relationships are material to PGIM Fixed Income or to the Prudential enterprise.  At any time, these interests and relationships could be inconsistent or in potential or actual conflict with positions held or actions taken by PGIM Fixed Income on behalf of PGIM Fixed Income’s client accounts. For example:

•                  PGIM Fixed Income invests in the securities of one or more clients for the accounts of other clients.

•                  PGIM Fixed Income’s affiliates sell various products and/or services to certain companies whose securities PGIM Fixed Income purchases and sells for PGIM Fixed Income clients.

•                  PGIM Fixed Income invests in the debt securities of companies whose equity is held by its affiliates.

•                  PGIM Fixed Income’s affiliates hold public and private debt and equity securities of a large number of issuers and may invest in some of the same issuers for other client accounts but at different levels in the capital structure.  For example:

•                  Affiliated accounts can hold the senior debt of an issuer whose subordinated debt is held by PGIM Fixed Income’s clients or hold secured debt of an issuer whose public unsecured debt is held in client accounts.  See “Investment at different levels of an issuer’s capital structure” above for additional information regarding conflicts of interest resulting from investment at different levels of an issuer’s capital structure.

•                  To the extent permitted by applicable law, PGIM Fixed Income may also invest client assets in offerings of securities the proceeds of which are used to repay debt obligations held in affiliated accounts or other client accounts. PGIM Fixed Income’s interest in having the debt repaid creates a conflict of interest. PGIM Fixed Income has adopted a refinancing policy to address this conflict.

•                  Certain of PGIM Fixed Income’s affiliates (as well as directors or officers of its affiliates) are officers or directors of issuers in which PGIM Fixed Income invests from time to time.  These issuers may also be service providers to PGIM Fixed Income or its affiliates.

•                  In addition, PGIM Fixed Income may invest client assets in securities backed by commercial mortgage loans that were originated or are serviced by an affiliate.

In general, conflicts related to the financial interests described above are addressed by the fact that PGIM Fixed Income makes investment decisions for each client independently considering the best economic interests of such client.

Conflicts Related to the Offer and Sale of Securities. Certain of PGIM Fixed Income’s employees may offer and sell securities of, and interests in, commingled funds that it manages or subadvises.  There is an incentive for PGIM Fixed Income’s employees to offer these securities to investors regardless of whether the investment is appropriate for such investor since increased assets in these vehicles will result in increased advisory fees to it.  In addition, such sales could result in increased compensation to the employee.

Conflicts Related to Long-Term Compensation. The performance of some client accounts is not reflected in the calculation of changes in the value of participation interests under PGIM Fixed Income’s long-term incentive plan. This may be because the composite representing the strategy in which the account is managed is not one of the composites included in the calculation or because the account is excluded from a specified composite due to guideline restrictions or other factors. In addition, the performance of only a small number of its investment strategies is covered under PGIM Fixed Income’s targeted long-term incentive plan.  As a result of the long-term incentive plan and targeted long-term incentive plan, PGIM Fixed Income’s portfolio managers from time to time have financial interests related to the investment performance of some, but not all, of the accounts they manage. To address potential conflicts related to these financial interests, PGIM Fixed Income has procedures, including trade allocation and supervisory review procedures, designed to confirm that each of its client accounts is managed in a manner that is consistent with PGIM Fixed Income’s fiduciary obligations, as well as with the account’s investment objectives, investment strategies and restrictions. For example, PGIM Fixed Income’s chief investment officer/head reviews performance among similarly managed accounts on a quarterly basis during a series of meetings with the senior portfolio manager and team responsible for the management of each investment strategy.  These quarterly investment strategy review meetings are also attended by the head of investment risk management or his designee and a member of the compliance group.

Conflicts Related to Trading — Personal Trading by Employees.  Personal trading by PGIM Fixed Income employees creates a conflict when they are trading the same securities or types of securities as PGIM Fixed Income trades on behalf of its clients. This conflict is mitigated by PGIM Fixed Income’s personal trading standards and procedures.

In general, conflicts related to the securities holdings and financial interests described above are addressed by the fact that PGIM Fixed Income makes investment decisions for each client independently considering the best economic interests of such client

Conflicts Related to Valuation and Fees.

When client accounts hold illiquid or difficult to value investments, PGIM Fixed Income faces a conflict of interest when making recommendations regarding the value of such investments since its fees are generally based on the value of assets under management.  PGIM Fixed Income believes that its valuation policies and procedures mitigate this conflict effectively and enable it to value client assets fairly and in a manner that is consistent with the client’s best interests.  In addition, single client account clients often calculate fees based on the valuation of assets provided by their custodian or administrator.

Conflicts Related to Securities Lending Fees

When PGIM Fixed Income manages a client account and also serves as securities lending agent for the account, it could be considered to have the incentive to invest in securities that would generate higher securities lending returns, but may not otherwise be in the best interest of the client account.

QMA

COMPENSATION.  QMA’s investment professionals are compensated through a combination of base salary, a performance-based annual cash incentive bonus and an annual long-term incentive grant. QMA regularly utilizes third party surveys to compare its compensation program against leading asset management firms to monitor competitiveness.

An investment professional’s incentive compensation, including both the annual cash bonus and long-term incentive grant, is largely driven by a person’s contribution to QMA’s goal of providing investment performance to clients consistent with portfolio objectives, guidelines and risk parameters, as well as such person’s qualitative contributions to the organization. An investment professional’s long-term incentive grant is currently divided into two components: (i) 80% of the value of the grant is subject to increase or decrease based on the performance of certain QMA strategies, and (ii) 20% of the value of the grant consists of restricted stock of Prudential Financial, Inc. (QMA’s ultimate parent company). The long-term incentive grants are subject to vesting requirements. The incentive compensation of each investment professional is not based solely or directly on the performance of the Fund (or any other individual account managed by QMA) or the value of the assets of the Fund (or any other individual account managed by QMA).

The annual cash bonus pool is determined quantitatively based on two primary factors: 1) investment performance of composites representing QMA’s various investment strategies on a 1-year and 3-year basis relative to appropriate market peer groups and the indices against which QMA’s strategies are managed, and 2) business results as measured by QMA’s pretax income.

CONFLICTS OF INTEREST. Like other investment advisers, QMA is subject to various conflicts of interest in the ordinary course of its business. QMA strives to identify potential risks, including conflicts of interest, that are inherent in its business, and conducts annual conflict of interest reviews. When actual or potential conflicts of interest are identified, QMA seeks to address such conflicts through one or more of the following methods:

•                  Elimination of the conflict;

•                  Disclosure of the conflict; or

•                  Management of the conflict through the adoption of appropriate policies and procedures.

QMA follows Prudential Financial’s Standards on business ethics, personal securities trading, and information barriers. QMA has adopted a code of ethics, allocation policies and conflicts of interest policies, among others, and has adopted supervisory procedures to monitor compliance with its policies. QMA cannot guarantee, however, that its policies and procedures will detect and prevent, or result in the disclosure of, each and every situation in which a conflict may arise.

Side-by-Side Management of Accounts and Related Conflicts of Interest. Side-by-side management of multiple accounts can create incentives for QMA to favor one account over another. Examples are detailed below, followed by a discussion of how QMA addresses these conflicts.

•                  Asset-Based Fees vs. Performance-Based Fees; Other Fee Considerations. QMA manages accounts with asset-based fees alongside accounts with performance-based fees. Asset-based fees are calculated based on the value of a client’s portfolio at periodic measurement dates or over specified periods of time. Performance-based fees are generally based on a share of the total return of a portfolio, and may offer greater upside potential to QMA than asset-based fees, depending on how the fees are structured. This side-by-side management could create an incentive for QMA to favor one account over another. Specifically, QMA could have the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.  In addition, since fees are negotiable, one client may be paying a higher fee than another client with similar investment objectives or goals. In negotiating fees, QMA takes into account a number of factors including, but not limited to, the investment strategy, the size of a portfolio being managed, the relationship with the client, and the required level of service. Fees may also differ based on account type. For example, fees for commingled vehicles, including those that QMA subadvises, may differ from fees charged for single client accounts.

•                  Long Only/Long-Short Accounts. QMA manages accounts that only allow it to hold securities long as well as accounts that permit short selling. QMA may, therefore, sell a security short in some client accounts while holding the same security long in other client accounts, creating the possibility that QMA is taking inconsistent positions with respect to a particular security in different client accounts.

•                  Compensation/Benefit Plan Accounts/Other Investments by Investment Professionals. QMA manages certain funds and strategies whose performance is considered in determining long-term incentive plan benefits for certain investment professionals. Investment professionals involved in the management of accounts in these strategies have an incentive to favor them over other accounts they manage in order to increase their compensation. Additionally, QMA’s investment professionals may have an interest in funds in those strategies if the funds are chosen as options in their 401(k) or deferred compensation plans offered by Prudential or if they otherwise invest in those funds directly.

•                  Affiliated Accounts. QMA manages accounts on behalf of its affiliates as well as unaffiliated accounts. QMA could have an incentive to favor accounts of affiliates over others.

•                  Non-Discretionary Accounts or Model Portfolios. QMA provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. When QMA manages accounts on a non-discretionary basis, the investment team will typically deliver a model portfolio to a non-discretionary client at or around the same time as executing discretionary trades in the same strategy. The non-discretionary clients may be disadvantaged if QMA delivers the model investment portfolio to them after it initiates trading for the discretionary clients, or vice versa.

•                  Large Accounts/Higher Fee Strategies. Large accounts typically generate more revenue than do smaller accounts and certain strategies have higher fees than others. As a result, a portfolio manager has an incentive when allocating investment opportunities to favor accounts that pay a higher fee or generate more income for QMA.

•                  Securities of the Same Kind or Class. QMA sometimes buys or sells or directs or recommends that a client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. Although such pricing differences could appear as preferences for one client over another, QMA’s trade execution in each case is driven by its consideration of a variety of factors as we seek the most advantageous terms reasonably attainable in the circumstances. QMA may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, or not trade in any other account. Opposite way trades are generally due to differences in investment strategy, portfolio composition, or client direction.

How QMA Addresses These Conflicts of Interest. The conflicts of interest described above with respect to QMA’s different types of side-by-side management could influence QMA’s allocation of investment opportunities as well as its timing, aggregation and allocation of trades. QMA has developed policies and procedures designed to address these conflicts of interest.  QMA’s Conflicts of Interest and related policies stress that investment decisions are to be made in accordance with the fiduciary duties owed to each account without giving consideration to QMA or QMA personnel’s pecuniary, investment or other financial interests.

In keeping with its fiduciary obligations, QMA’s policies with respect to allocation and aggregation are to treat all of its accounts fairly and equitably over time. QMA’s investment strategies generally require that QMA invest its clients’ assets in securities that are publicly traded. QMA generally does not participate in initial public offerings. QMA’s investment strategies are team managed, reducing the likelihood that one portfolio would be favored over other portfolios managed by the team. These factors reduce the risk that QMA could favor one client over another in the allocation of investment opportunities. QMA’s compliance procedures with respect to these policies include independent reviews by its compliance unit of the timing, allocation and aggregation of trades, allocation of investment opportunities and the performance of similarly managed accounts. These procedures are designed to detect patterns and anomalies in QMA’s side-by-side management and trading so that QMA may take measures to correct or improve its processes. QMA’s Trade Management Oversight Committee, which consists of senior members of QMA’s management team, reviews, among other things, trading patterns, execution impact on client accounts and broker performance on a periodic basis.

QMA rebalances portfolios periodically with frequencies that vary with market conditions and investment objectives and may differ across portfolios in the same strategy based on variations in portfolio characteristics and constraints. QMA may choose to aggregate trades for multiple portfolios rebalanced on any given day, where appropriate and consistent with its duty of best execution.  Orders are generally allocated at the time of the transaction or as soon as possible thereafter, on a pro rata basis equal to each account’s appetite for the issue when such appetite can be determined. As mentioned above, QMA’s compliance unit performs periodic reviews to determine that all portfolios are rebalanced consistently, over time, within all equity strategies.

With respect to QMA’s management of long-short and long only active equity accounts, the security weightings (positive or negative) in each account are typically determined by a quantitative algorithm. An independent review is performed by the compliance unit to assess whether any such positions would represent a departure from the quantitative algorithm used to derive the positions in each portfolio. QMA’s review is intended to identify situations where QMA would seem to have conflicting views of the same security in different portfolios, although such views may actually be reasonable due to differing portfolio constraints.

QMA’s Relationships with Affiliates and Related Conflicts of Interest. As an indirect wholly-owned subsidiary of Prudential Financial, QMA is part of a diversified, global financial services organization. QMA is affiliated with many types of U.S. and non-U.S. financial service providers, including insurance companies, broker-dealers, commodity trading advisors, commodity pool operators and other investment advisers. Some of its employees are officers of and/or provide services to some of these affiliates.

Conflicts Related to QMA’s Affiliations.

Conflicts Arising Out of Legal Restrictions. QMA may be restricted by law, regulation, contract or other contraints as to how much, if any, of a particular security it may purchase or sell on behalf of a client, and as to the timing of such purchase or sale. Sometimes these restrictions apply as a result of QMA’s relationship with Prudential Financial and its other affiliates. For example, QMA’s holdings of a security on behalf of its clients are required under certain regulations, to be aggregated with the holdings of that security by other Prudential Financial affiliates. These holdings could, on an aggregate basis, exceed certain reporting or ownership thresholds. Prudential tracks these aggregate holdings and QMA may restrict purchases, sell existing investments, or otherwise restrict, forego or limit the exercise of rights to avoid crossing such thresholds because of the potential consequences to QMA, Prudential or QMA’s clients if such thresholds are exceeded. In addition, QMA could receive material, non-public information with respect to a particular issuer from an affiliate and, as a result, be unable to execute purchase or sale transactions in securities of that issuer for its clients. QMA is generally able to avoid receiving material, non-public information from its affiliates by maintaining information barriers to prevent the transfer of information between affiliates. QMA’s trading of Prudential Financial common stock for its clients’ portfolios also presents a conflict of interest and, consequently, QMA does so only when permitted by its clients.

The Fund may be prohibited from engaging in transactions with its affiliates even when such transactions may be beneficial for the Fund. Certain affiliated transactions are permitted in accordance with procedures adopted by the Fund and reviewed by the independent board members of the Fund.

Conflicts Related to QMA’s Multi-Asset Class Services. QMA performs asset allocation services as subadviser for affiliated mutual funds managed or co-managed by the Manager, including for some Portfolios offered by the Fund. Where, in these arrangements, QMA also manages underlying funds or accounts within asset classes included in the mutual fund guidelines, QMA will allocate assets to such underlying funds or accounts. In these circumstances, QMA receives both an asset allocation fee and a management fee. As a result, QMA has an incentive to allocate assets to an asset class or underlying fund that it manages in order to increase its fees. To help mitigate this conflict, the compliance group reviews the asset allocation to determine that the investments were made within guidelines established for each asset class or fund.

QMA’s affiliates can have an incentive to seek to influence QMA’s asset allocation decisions, for example to facilitate hedging or improve profit margins.  Through training and the establishment of communication barriers, however, QMA seeks to avoid any influence by its affiliates and implements its asset allocation decisions solely in what QMA believes to be the best interests of the funds and in compliance with applicable guidelines.  QMA also believes that it makes such allocations in a manner consistent with its fiduciary obligations.

In certain arrangements QMA subadvises mutual funds for the Manager through a program where they have selected QMA as a manager, resulting in QMA’s collection of subadvisory fees from them. The Manager also selects managers for some of QMA’s asset allocation products and, in certain cases, is compensated by QMA for these services under service agreements. The Manager and QMA may have a mutual incentive to continue these types of arrangements that benefit both companies. These and other types of conflicts of interest are reviewed to verify that appropriate oversight is performed.

Conflicts Related to QMA’s Financial Interests and the Financial Interests of QMA’s Affiliates. QMA, Prudential Financial, Inc., The Prudential Insurance Company of America (PICA) and other affiliates of QMA have financial interests in, or relationships with, companies whose securities QMA holds, purchases or sells in its client accounts. Certain of these interests and relationships are material to QMA or to the Prudential enterprise.  At any time, these interests and relationships could be inconsistent or in potential or actual conflict with positions held or actions taken by QMA on behalf of its client accounts. For example, QMA invests in the securities of one or more clients for the accounts of other clients. QMA’s affiliates sell various products and/or services to certain companies whose securities QMA purchases and sells for its clients.  QMA’s affiliates hold public and private debt and equity securities of a large number of issuers.  QMA invests in some of the same issuers for its client accounts but at different levels in the capital structure.  For instance, QMA may invest client assets in the equity of companies whose debt is held by an affiliate.  Certain of QMA’s affiliates (as well as directors of QMA’s affiliates) are officers or directors of issuers in which QMA invests from time to time.  These issuers may also be service providers to QMA or its affiliates.  In general, conflicts related to the financial interests described above are addressed by the fact that QMA makes investment decisions for each client independently considering the best economic interests of such client.

Certain of QMA’s employees may offer and sell securities of, and interests in, commingled funds that QMA manages or subadvises. Employees may offer and sell securities in connection with their roles as registered representatives of Prudential Investment Management Services LLC (a broker-dealer affiliate), or as officers, agents, or approved persons of other affiliates. There is an incentive for QMA’s employees to offer these securities to investors regardless of whether the investment is appropriate for such investor since increased assets in these vehicles will result in increased advisory fees to QMA. In addition, although sales commissions are not paid for such activities, such sales could result in increased compensation to the employee. To mitigate this conflict, QMA performs suitability checks on new clients as well as on an annual basis with respect to all clients.

Conflicts Related to Long-Term Compensation. A portion of the long-term incentive grant of some of QMA’s investment professionals will increase or decrease based on the performance of several of QMA’s strategies over defined time periods. Consequently, some of QMA’s portfolio managers from time to time have financial interests in the accounts they advise. To address potential conflicts related to these financial interests, QMA has procedures, including supervisory review procedures, designed to verify that each of its accounts is managed in a manner that is consistent with QMA’s fiduciary obligations, as well as with the account’s investment objectives, investment strategies and restrictions. Specifically, QMA’s chief investment officer will perform a comparison of trading costs between accounts in the strategies whose performance is considered in connection with the long-term incentive grant and other accounts, to verify that such costs are consistent with each other or otherwise in line with expectations. The results of the analysis are discussed at a meeting of QMA’s Trade Management Oversight Committee.

Conflicts Related to Services Providers. QMA retains third party advisors and other service providers to provide various services for QMA as well as for funds that QMA manages or subadvises.  A service provider may provide services to QMA or one of its funds while also providing services to PGIM, Inc. (PGIM) other PGIM-advised funds, or affiliates of PGIM, and may negotiate rates in the context of the overall relationship.  QMA may benefit from negotiated fee rates offered to its funds and vice-versa.  There is no assurance, however, that QMA will be able to obtain advantageous fee rates from a given provider negotiated by its affiliates based on their relationship with the service provider, or that it will know of such negotiated fee rates.

Conflicts of Interest in the Voting Process. Occasionally, a conflict of interest may arise in connection with proxy voting. For example, the issuer of the securities being voted may also be a client or affiliate of QMA. When QMA identifies an actual or potential conflict of interest between QMA and its clients or affiliates, QMA votes in accordance with the policy of its proxy vendor rather than its own policy. In that manner, QMA seeks to maintain the independence and objectivity of the vote.

PART C

OTHER INFORMATION

ITEM 15.   Indemnification

Section 5.2 of the Amended and Restated Declaration of Trust provides as follows:

The Trust shall indemnify each of its Trustees, Trustees Emeritus, officers, employees, and agents (including persons who serve at its request as directors, officers, employees, agents or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, trustee emeritus, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to be liable to the Trust or its Shareholders by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts, that (i) such person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or the trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that (x) if the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person, and (y) based upon a review of readily available facts such trustee, officer, employee or agent did not engage in willful misfeasance, gross negligence or reckless disregard of duty. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification and, provided further, that the Trust shall have obtained protection, satisfactory in the sole judgment of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), against losses arising out of such advance payments or such Trustees, or independent legal counsel, in a written opinion, shall have determined, based upon a review of readily available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

With respect to liability of the Manager to Registrant or to shareholders of Registrant’s Portfolios under the Investment Management Agreements, reference is made to Section 13 or 14 of each form of Investment Management Agreement filed herewith or incorporated by reference herein.

With respect to the Subadvisers’ indemnification of the Manager and its affiliated and controlling persons, and the Manager’s indemnification of each subadviser and its affiliated and controlling persons, reference is made to Section 14 of each form of Subadvisory Agreement filed herewith or incorporated by reference herein. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, trustees emeritus, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a trustee, trustee emeritus, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, trustee emeritus, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.   Exhibits

(1)(a) Second Amended and Restated Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Registration Statement for Form N-1A (File Nos. 33-24962 and 811-5186) (the “Registration Statement”), which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(1)(b) Amendment to Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(2) By-laws of Registrant. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(3) None

(4) The form of Plan of Reorganization for the reorganization of AST Franklin Templeton K2 Global Absolute Return Portfolio and AST Prudential Flexible Multi-Strategy Portfolio, each a series of the Trust, is included as Exhibit A to the combined Prospectus and Proxy Statement contained in this Registration Statement on Form N-14.

(5) None.

(6)(a) Investment Management Agreement among the Registrant and Prudential Investments LLC (now known as PGIM Investments LLC) for the various portfolios of the Registrant. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(6)(b)(1) Amendment to Investment Management Agreement. Filed as an exhibit to Post-Effective Amendment No. 174 to Registration Statement, which Amendment was filed via EDGAR on October 16, 2019, and is incorporated herein by reference.

(6)(b)(2) Amendment to Investment Management Agreement for the AST Prudential Flexible Multi-Strategy Portfolio. To be filed by subsequent amendment.

(6)(c) Contractual investment management fee waiver and/or contractual expense cap for AST Prudential Flexible Multi-Strategy Portfolio. To be filed by subsequent amendment.

(6)(d) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC), K2/D&S management Co., LLC, Templeton Global Advisers Limited and Franklin Advisers, Inc. for the AST Franklin Templeton K2 Global Absolute Return Portfolio. Filed as an exhibit to Post-Effective Amendment No. 123 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2014, and is incorporated herein by reference.

(6)(e) Subadvisory Agreement among Prudential Investments LLC (now known as PGIM Investments LLC), Quantitative Management Associates, LLC, Jennison Associates, LLC and Prudential Investment Management, Inc. (now known as PGIM, Inc.) for the AST Prudential Flexible Multi-Strategy Portfolio. Filed as an exhibit to Post-Effective Amendment No. 123 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2014, and is incorporated herein by reference.

(6)(f) Sub-subadvisory Agreement dated November 23, 2015 between Prudential Investment Management, Inc. (now known as PGIM, Inc.) and Pramerica Investment Management Limited (now known as PGIM Limited) for the AST Prudential Flexible Multi-Strategy Portfolio. Filed as an exhibit to Post-Effective Amendment No. 140 to Registration Statement, which Amendment was filed via EDGAR on December 21, 2015, and is incorporated herein by reference.

(7)(a) Distribution Agreement for the shares of each Portfolio of the Registrant, between Prudential Annuities Distributors, Inc. and the Registrant. Filed as an exhibit to Post-Effective Amendment No. 174 to Registration Statement, which Amendment was filed via EDGAR on October 16, 2019, and is incorporated herein by reference.

(7)(b) Sales Agreement between Registrant and American Skandia Life Assurance Corporation. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(7)(c) Sales Agreement between Registrant and Kemper Investors Life Insurance Company. Filed as an Exhibit to Post-Effective Amendment No. 20 to Registration Statement, which Amendment was filed via EDGAR on December 24, 1996, and is incorporated herein by reference.

(8) None.

(9)(a) Custodian Agreement dated July 1, 2005 between the Registrant and PFPC Trust Company. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(9)(b) Custody Agreement between the Registrant and The Bank of New York dated November 7, 2002, as amended, incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Dryden Municipal Bond Fund filed via EDGAR on July 1, 2005 (File No. 33-10649).

(9)(c) Amendment to the Custody Agreement between the Registrant and The Bank of New York Mellon. Filed as an exhibit to Post-Effective Amendment No. 174 to Registration Statement, which Amendment was filed via EDGAR on October 16, 2019, and is incorporated herein by reference.

(10) Shareholder Services and Distribution Plan. Filed as an exhibit to Post-Effective Amendment No. 174 to Registration Statement, which Amendment was filed via EDGAR on October 16, 2019, and is incorporated herein by reference.

(11) Opinion and Consent of Goodwin Procter LLP, counsel for Registrant.  Filed herewith.

(12) Form of Opinion and Consent of Goodwin Procter LLP, counsel to Registrant, supporting tax matters and consequences to shareholders. Filed herewith.

(13)(a) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on July 1, 2007 (File No. 33-10649).

(13)(b) Service Agreement between American Skandia Investment Services, Incorporated and Kemper Investors Life Insurance Company. Filed as an Exhibit to Post-Effective Amendment No. 21 to Registration Statement, which Amendment was filed via EDGAR on February 28, 1997, and is incorporated herein by reference.

(13)(c) Amended and Restated Participation Agreement dated June 8, 2005 among American Skandia Life Assurance Corporation (now Prudential Annuities Life Assurance Corporation), American Skandia Trust (now Advanced Series Trust), American Skandia Investment Services, Incorporated (now AST Investment Services, Incorporated), Prudential Investments LLC (now PGIM Investments LLC), American Skandia Marketing, Inc. (now Prudential Annuities Distributors, Inc.), and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(13)(d) Amendment dated February 25, 2013 to the Amended and Restated Participation Agreement dated June 8, 2005 among Prudential Annuities Life Assurance Corporation, Advanced Series Trust, AST Investment Services, Inc., Prudential Investments LLC (now PGIM Investments LLC), Prudential Annuities Distributors, Inc. and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(13)(e) Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company of New Jersey, American Skandia Trust (now Advanced Series Trust), American Skandia Investment Services, Incorporated (now AST Investment Services, Incorporated)., Prudential Investments LLC (now PGIM Investments LLC), American Skandia Marketing, Inc. (now Prudential Annuities Distributors, Inc.), and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(13)(f) Amendment dated February 25, 2013 to the Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company of New Jersey, Advanced Series Trust, AST Investment Services, Inc., Prudential Investments LLC (now PGIM Investments LLC), Prudential Annuities Distributors, Inc., and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(13)(g) Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company, American Skandia Trust (now Advanced Series Trust), American Skandia Investment Services, Incorporated (now AST Investment Services, Inc.), Prudential Investments LLC (now PGIM Investments LLC), American Skandia Marketing, Inc. (now Prudential Annuities Distributors, Inc.), and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(13)(h) Amendment dated February 25, 2013 to the Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company, Advanced Series Trust, AST Investment Services, Inc., Prudential Investments LLC (now PGIM Investments LLC), Prudential Annuities Distributors, Inc., and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(13)(i) Participation Agreement among Pramerica of Bermuda Insurance Company, American Skandia Trust (now Advanced Series Trust), American Skandia Investment Services, Inc. (now AST Investment Services, Inc.), Prudential Investments LLC (now PGIM Investments LLC), American Skandia Marketing, Inc. (now Prudential Annuities Distributors, Inc.), and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(13)(j) Participation Agreement among Prudential Retirement Insurance & Annuity Company, Advanced Series Trust, Prudential Investments LLC (now PGIM Investments LLC) and AST Investment Services, Inc.  Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(13)(k) Participation Agreement among the Prudential Insurance Company of America, Advanced Series Trust, Prudential Investments LLC (now PGIM Investments LLC) and AST Investment Services, Inc.  Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(14) Consent of Independent Registered Public Accounting Firm.  Filed herewith.

(15) None.

(16) Power of Attorney. Filed herewith.

(17) Form of voting instruction card. Filed herewith.

ITEM 17.   Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Newark and State of New Jersey, on the 20th day of November, 2019.

ADVANCED SERIES TRUST

/s/ Timothy Cronin
Timothy Cronin*
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Newark and State of New Jersey, on the 20th day of November, 2019.

Signature	Title	Date

/s/ Timothy S. Cronin*	President and Principal Executive Officer
Timothy S. Cronin

/s/ Susan Davenport Austin*	Trustee
Susan Davenport Austin

/s/ Sherry S. Barrat*	Trustee
Sherry S. Barrat

/s/ Jessica M. Bibliowicz*	Trustee
Jessica M. Bibliowicz

/s/ Kay Ryan Booth*	Trustee
Kay Ryan Booth

/s/ Stephen M. Chipman*	Trustee
Stephen M. Chipman

/s/ Robert F. Gunia*	Trustee
Robert F. Gunia

/s/ Thomas T. Mooney*	Trustee
Thomas T. Mooney

/s/ Thomas M. O’Brien*	Trustee
Thomas M. O’Brien

/s/ Christian J. Kelly	Treasurer, Principal Financial and Accounting Officer
Christian J. Kelly

*By:	/s/ Melissa Gonzalez	Attorney-in-Fact	November 20, 2019

*           Pursuant to Powers of Attorney filed herein as Exhibit.

Exhibits

Exhibit Number	Description

(11)	Opinion and Consent of Goodwin Procter LLP, counsel for the Registrant.

(12)	Form of Opinion & Consent of Goodwin Procter LLP, counsel to the Registrant, supporting tax matters and consequences to shareholders.

(14)	Consent of Independent Registered Public Accounting Firm, KPMG LLP, of Advanced Series Trust.

(16)	Power of Attorney.

(17)	Form of voting instruction card.